(THE NORTHSTAR FUNDS LOGO)


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 June 30, 1998

               (Photo of a star with the Northstar Funds listed)

     NORTHSTAR FUNDS
     SEMI-ANNUAL REPORT
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)


                                                                  MARK L. LIPSON


Dear Shareholders:

We are pleased to provide you with the semi-annual report of the Northstar Funds for the six months ended June 30, 1998. We are gratified with your decision to entrust your assets to the Northstar Funds and are confident that we can assist you in reaching your financial objectives. Our goal is to provide you with consistent, long term, attractive returns achieved through fundamental research, analysis, and traditional investment disciplines. Following this letter is a summary of the results of each Fund's portfolio by its respective portfolio manager. We hope you will find it informative.


During the past six months investment returns in the U.S. have continued to be very positive. The situation in Asia again reached crisis proportions in the second quarter, but on balance the net impact actually turned out to be favorable for U.S. financial markets, by further reducing inflation and stimulating domestic consumption and by keeping interest rates low.


It has been the best of times in the U.S., a period of improvement in Western Europe, and very difficult times in Asia, OPEC, and many emerging market countries. After 5 - 10 years of corporate restructuring, investment for productivity, restraint in government spending, and continued expansion, the U.S. is uniquely positioned in the world. Employment is high and with strong tax receipts and moderate spending, federal and local budget surpluses have reappeared for the first time in decades. U.S. corporations are currently operating at the highest profit margins since the 1960's and with very high levels of free cash flow to reinvest, make acquisitions, or buy back stock.


The global situation has caused money to flow to U.S. financial markets and the U.S. dollar to remain very strong. The stock market has been driven to historically high valuation levels by strong investor demand plus high profitability coupled with very low inflation. The global economic effects of the Asian crisis have become more pronounced and the impact of a rising U.S. trade deficit on U.S. manufacturers is more noticeable. A slowdown in domestic output from the first quarter 5.4% growth rate is expected to have reduced growth well below 3.0%. With valuations dependent on high profitability and continued growth, the concern for stock prices is that profits may come under increasing pressure. Profit growth has already slowed, but overall it is likely to remain positive and may accelerate in 1999. The market will remain volatile until the outlook crystallizes. For the next few years, the new opportunities for growth available to financially strong, well managed corporations in new markets opening up in Europe, Asia, and South America are very exciting. Those opportunities along with a very strong and fundamentally improved domestic economy, continue to support a favorable investment environment.


We note with great conviction that attempts to "time" the market often prove counterproductive. Investors are strongly urged to focus on the long term. Consistent disciplined investing is the proven method of achieving attractive returns and meeting your financial objectives. We continue to support this philosophy and look forward to serving your investment needs in the future.


Sincerely,

/s/ Mark L. Lipson

President
August 1, 1998
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     NORTHSTAR GROWTH FUND
--------------------------------------------------------------------------------
                                                                          (logo)




                                                           GEOFFREY WADSWORTH

The Markets
   o For the six months ended June 30, the Dow Industrials gained 13.2%, the S&P 500 16.8%, and the Russell 2000 was up 4.7%.
   o The U.S. market was supported by strong money supply growth and foreign buying. The relative performance of the indexes reflects the very strong gains of large cap growth stocks with dominant business franchises, stable growth prospects, and low exposure to Asia and emerging market problems.
   o Also, the initial impact of the Asian crisis was unexpectedly favorable for the U.S. economy and financial markets as it further reduced inflation and stimulated U.S. consumption with low interest rates. Accelerating GDP in the first quarter helped stocks of domestic consumer cyclicals. As the negative drag of a widening trade deficit and foreign price competition became more visible in May and June it put renewed pressure on many global industrial cyclicals.


The Fund
   o The Growth Fund A, B, C, T, and I shares had a total return of 11.05%, 10.70%, 10.66%, 10.70%, and 11.28%, respectively for the six month period. This compares with the average of growth funds in Lipper, which was up 15.1%. The average mid-cap growth fund was up 10.7%.
   o First half investment returns were helped by holdings in domestic financials, communications equipment and services, pharmaceuticals, retailing, and computer software and services. However, this was partially offset by declines in commodity related stocks, global industrials, and by several significant company specific disappointments (Compaq, Cendant). The extent to which the price of oil would decline and impact drilling was not fully anticipated and hurt oil service stocks dramatically.
   o The Fund held a number of the largest growth stocks which led the market such as Worldcom, Microsoft, Cisco, and Home Depot. However, about half the stocks held are mid caps and other stocks with above average earnings growth prospects for the next 18 months but trading at more conservative valuations. The average earnings multiple on 1999 estimates is close to 19 times, no higher than the S&P 500 average.


Current Strategy
   o After a brief period in the first quarter of guarded optimism that the Asian crisis might be stabilizing instead seriously escalated and its impact is now slowing the U.S. and Europe. Historically high equity valuation levels are being supported by rapid money supply growth, very high corporate profitability and low inflation. With the diminishing prospect of renewed inflation or a restrictive monetary policy near term, equity valuations are likely to remain high but very dependent on the outlook for earnings growth which in a slowdown is coming under increasing pressure unevenly across industries.
   o About 15% of total Fund holdings in commodity related companies and global industrials were sold in the first half and new purchases were focussed in domestic financial, healthcare, business and consumer services, biotech, and consumer durables where continued growth is more likely. Although energy stocks appear at very attractive levels for the long term the weighting in the Fund has been reduced because current business trends.
   o In the currently more risky environment, Fund holdings will continue to favor domestic stable growth, particularly in somewhat smaller companies with relatively attractive valuations. To further diversify the potential for company specific disappointments the size of some large holdings are being reduced and the number of holdings increased.
--------------------------------------------------------------------------------
Fund Information (All data are as of 6/30/98)      Total Net Assets $226,093,394
--------------------------------------------------------------------------------

          Top 10 Holdings
Name                                % Fund
   1   Cisco Systems, Inc.            4.3%
   2   WorldCom, Inc.                 4.3%
   3   Capital One Financial Corp.    4.2%
   4   Home Depot, Inc.               3.9%
   5   Merck & Co., Inc.              3.9%
   6   Ceridan Corp.                  3.8%
   7   Bristol-Myers Squibb Co.       3.4%
   8   Citicorp                       3.3%
   9   Xerox Corp.                    2.9%
  10   Healthsouth Corp.              2.7%
                                     ----
                                     36.7%
                                     ====

              Top 5 Industries
        (by percentage of net assets)
                            ------------
Computer Software/Service          8.4%
                            -----------
Finance & Banking                  7.5%
                            -----------
Pharmaceutical                     7.3%
                            ----------
Financial Services                 6.9%
                            ----------
Oil & Gas                          6.5%


       SEC Average Annual Rates of Return
      (at maximum applicable sales charge)
          Inception      5 years      1 year
Class A    20.16%            N/A      14.56%
Class B    20.92%            N/A      14.56%
Class C    21.28%            N/A      18.47%
Class T    13.13%         15.11%      15.59%
Class I    29.62%            N/A      20.89%

Cumulative Total Return
(do not reflect sales charge)
          Inception      5 years      1 year
Class A    84.53%            N/A      20.27%
Class B    81.18%            N/A      19.56%
Class C    80.80%            N/A      19.47%
Class T   362.47%        102.07%      19.59%
Class I    38.31%            N/A      20.89%

   NORTHSTAR GROWTH FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                       Shares           Value
------------------------------------   --------------   -------------
Common Stocks -- 94.32%
Aerospace & Defense -- 1.38%
Boeing Co.                                  70,000       $ 3,119,375
                                                         -----------
Aluminum -- 1.39%
Alumax, Inc. @                              15,221           705,874
Aluminum Co. of America                     35,000         2,307,812
Century Aluminum Co.                         8,000           118,000
                                                         -----------
                                                           3,131,686
                                                         -----------
Auto Parts & Equipment -- 1.65%
Magna International, Inc. @@                54,300         3,726,338
                                                         -----------
Biotechnology -- 1.47%
Genzyme Corp. @                            130,000         3,323,125
                                                         -----------
Broadcasting -- 3.72%
Meredith Corp.                             100,000         4,693,750
Univision Communications, Inc.             100,000         3,725,000
                                                         -----------
                                                           8,418,750
                                                         -----------
Computer Networking -- 4.28%
Cisco Systems, Inc. @                      105,000         9,666,562
                                                         -----------
Computers -- 2.66%
Compaq Computer Corp.                      212,000         6,015,500
                                                         -----------
Computer Software/Services -- 8.37%
Ceridian Corp. @                           144,200         8,471,750
Microsoft Corp. @                           20,000         2,167,500
Parametric Technology Corp.                120,000         3,255,000
Synopsys, Inc. @                           110,000         5,032,500
                                                         -----------
                                                          18,926,750
                                                         -----------
Construction Materials -- 0.07%
Masco Corp.                                  2,700           163,350
                                                         -----------
Consumer Products -- 3.80%
Kimberly-Clark Corp.                        44,632         2,047,493
Philip Morris Cos., Inc.                    97,000         3,819,375
Procter & Gamble Co.                        30,000         2,731,875
                                                         -----------
                                                           8,598,743
                                                         -----------
Consumer Services -- 2.31%
Cendant Corp. @                            249,961         5,217,936
                                                         -----------
Finance & Banking -- 7.48%
Citicorp                                    49,800         7,432,650
Mellon Bank Corp.                           62,600         4,358,525
NationsBank Corp.                           67,000         5,125,500
                                                         -----------
                                                          16,916,675
                                                         -----------
Financial Services -- 6.92%
Associates First Capital Corp.              35,000         2,690,625
Capital One Financial Corp.                 75,500         9,376,156
Fannie Mae                                  58,800         3,572,100
                                                         -----------
                                                          15,638,881
                                                         -----------

   NORTHSTAR GROWTH FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)





Security                                        Shares           Value
-------------------------------------   --------------   -------------
Healthcare -- 4.21%
Healthsouth Corp. @                         230,000       $ 6,138,125
United Healthcare Corp.                      53,300         3,384,550
                                                          -----------
                                                            9,522,675
                                                          -----------
Instrumentation -- 0.83%
Millipore Corp.                              69,100         1,882,975
                                                          -----------
Insurance -- 2.91%
Conseco, Inc.                                98,000         4,581,500
Nationwide Financial Services, Inc.          39,200         1,999,200
                                                          -----------
                                                            6,580,700
                                                          -----------
Lodging -- 0.85%
Promus Hotel Corp. @                         50,000         1,925,000
                                                          -----------
Machinery -- 1.13%
Deere & Co.                                  48,300         2,553,863
                                                          -----------
Office Equipment/Supplies -- 2.90%
Xerox Corp.                                  64,400         6,544,650
                                                          -----------
Oil & Gas -- 6.51%
El Paso Natural Gas Co.                     128,600         4,918,950
Enron Oil & Gas Co.                          68,900         1,395,225
Global Marine, Inc. @                       284,000         5,307,250
Parker Drilling Co. @                       197,300         1,393,431
Sonat, Inc.                                  44,100         1,703,363
                                                          -----------
                                                           14,718,219
                                                          -----------
Petroleum Services -- 4.32%
Baker Hughes, Inc.                          113,500         3,922,844
Schlumberger Ltd.                            58,200         3,975,787
Seitel, Inc. @                               80,000         1,295,000
Stolt Comex Seaway S A @  @@                 20,000           387,500
Stolt Comex Seaway S A @ **                  10,000           176,250
                                                          -----------
                                                            9,757,381
                                                          -----------
Pharmaceutical -- 7.31%
Bristol-Myers Squibb Co.                     67,000         7,700,812
Merck & Co., Inc.                            66,000         8,827,500
                                                          -----------
                                                           16,528,312
                                                          -----------
Regional Banking -- 0.82%
City National Corp.                          50,000         1,846,875
                                                          -----------
Retailing -- 6.41%
Home Depot, Inc.                            105,000         8,721,562
OfficeMax, Inc. @                           350,000         5,775,000
                                                          -----------
                                                           14,496,562
                                                          -----------
Semiconductor -- 0.90%
Texas Instruments, Inc.                      35,000         2,040,938
                                                          -----------
Specialty Stores -- 1.76%
General Nutrition Cos., Inc. @              128,000         3,984,000
                                                          -----------
Telecommunications -- 5.83%
Paging Network, Inc. @                      250,000         3,500,000
WorldCom, Inc. @                            200,000         9,687,500
                                                          -----------
                                                           13,187,500
                                                          -----------

   NORTHSTAR GROWTH FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                                                        Shares/Principal Amount             Value
---------------------------------------------------------------------------   -------------------------   ---------------
Transportation -- 2.13%
CNF Transportation, Inc.                                                                       86,700     $  3,684,750
Swift Transportation Co., Inc. @                                                               57,500        1,139,219
                                                                                                          ------------
                                                                                                             4,823,969
                                                                                                          ------------
Total Common Stocks
(cost $148,704,526)                                                                                        213,257,290
                                                                                                          ------------
Total Investment Securities -- 94.32%
(cost $148,704,526)                                                                                        213,257,290
Repurchase Agreement -- 4.02%
Agreement with State Street Bank and Trust bearing interest at 5.70% dated
6/30/98, to be repurchased 7/01/98 in the amount of $9,080,438 and collateralized by $7,885,000 U.S. Treasury Notes, 7.25% due 5/15/16, value
$   9,263,645
(cost $9,079,000)                                                                          $9,079,000        9,079,000
Other assets less liabilities -- 1.66%                                                                       3,757,104
                                                                                                          ------------
Net Assets -- 100.00%                                                                                     $226,093,394
                                                                                                          ============

 @ Non-income producing security.
@@ Foreign security.
** American Depositary Receipts.


See accompanying notes to financial statements.

      NORTHSTAR SPECIAL FUND
--------------------------------------------------------------------------------
                                                                          (logo)


                                                                 LOUIS NAVELLIER

The Markets
   o During the first half of 1998, the Dow Industrials were up 13.2%, the S&P 500 rose 16.8%, the NASDAQ Composite was up 20.7%, while the Russell 2000 was up 4.7%.
   o After a robust first quarter, the stock market faltered a bit in the second quarter. However, the stock market started to show some strength at the end of June, particularly in some of the small and mid cap stocks. The NASDAQ market continued to show more potential than the S&P 500 as institutional investors rotated toward smaller growth stocks. Smaller companies with less international exposure than most large cap issues began to perform better at the end of the period. The recent wave of positive economic reports has rubbed off on the analyst community, which recently revised small cap earnings estimates higher to reflect a stronger U.S. economy. A consistently low interest rate environment also served to generate some optimism at the end of the second quarter.


The Fund
   o The Fund was up 9.98% for Class A, 9.61% for Class B, 9.58% for Class C and 9.66% for Class T, compared to the Lipper Small Cap Fund Index which was up 5.9% and the Russell 2000 Index which was up 4.7% during the first two quarters of 1998.
   o Over the first half, the Fund became more focused on domestic businesses, avoiding those companies with greater foreign exposure. As a result, the Fund rotated into finance, home building, and insurance stocks. Overall, interest rate sensitive securities and retailers were the best performing stocks for the Fund. Tech stocks continued to falter due to diminishing overseas sales for many of the larger tech companies resulting from the increasing strength of the dollar.
   o The top performing stocks included: M&T Bank Corp., Catalytica, Fingerhut Cos., Federal-Mogul Corp. and The Gap, Inc. Amongst the under-performing stocks were: MTI Technology (sold), VWR Corp. and Keane, Inc. (sold).


Current Strategy
   o The current period remains similar to the second and third quarters of 1997, when our stocks benefited from strong institutional buying pressure as institutional investors started to rotate away from large capitalization stocks due to deteriorating earnings. Since the earnings prospects of the S&P 500 remains anemic, the institutional exodus from large capitalization stocks into mid and small capitalization stocks should continue. As the second quarter earnings announcements commence in early July, we expect many stocks to "gap" higher. Small-to-mid capitalization domestic companies have much better earnings growth over the large multi-national companies that dominate the S&P 500. The stock market's trading volume is rising and also serving to propel many stocks higher. As a result of these factors, the focus of the Special Fund has tilted towards small and mid cap stocks. The Special Fund currently has a 16% large cap allocation, 42% mid cap allocation and 42% small cap allocation.
--------------------------------------------------------------------------------
Fund Information (All data are as of 6/30/98)     Total Net Assets $299,417,315
--------------------------------------------------------------------------------

Top 10 Holdings
Name                                % Fund
   1   Costco Cos., Inc.              3.6%
   2   Federal-Mogul Corp.            2.7%
   3   Fingerhut Cos., Inc.           2.7%
   4   Commerce Bancshares, Inc.      2.5%
   5   Advo, Inc.                     2.4%
   6   SBC Communications, Inc.       2.2%
   7   Carnival Corp.                 2.0%
   8   Fruit of the Loom, Inc.        2.0%
   9   M & T Bank Corp.               2.0%
  10   Mutual Risk Management Ltd.    2.0%
                                     ----
  o
                                     24.1%
                                     ====

           Top 5 Industries
     (by percentage of net assets)
                      ------------
Banks                        9.4%
                      ------------
Insurance                    6.4%
                      ------------
Retail                       6.1%
                      ------------
Home Construction            5.1%
                      ------------
Medical Specialties          3.5%


       SEC Average Annual Rates of Return
      (at maximum applicable sales charge)
            Inception    5 years      1 year
Class A    16.44%            N/A      11.38%
Class B    17.04%            N/A      11.09%
Class C    17.48%            N/A      15.06%
Class T    10.85%        12.39%       12.21%

Cumulative Total Return
(do not reflect sales charge)
            Inception    5 years      1 year
Class A    67.57%            N/A      16.92%
Class B    64.10%            N/A      16.09%
Class C    63.99%            N/A      16.06%
Class T   259.14%        79.35%       16.21%

   NORTHSTAR SPECIAL FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                                Shares           Value
---------------------------------------------   --------------   -------------
Common Stocks -- 72.95%
Advertising -- 2.39%
Advo, Inc.@                                         254,400       $ 7,170,900
                                                                  -----------
Airlines -- 2.74%
America West Holdings Corp. @                       161,000         4,598,563
Midwest Express Holdings, Inc. @                     99,750         3,609,703
                                                                  -----------
                                                                    8,208,266
                                                                  -----------
Auto Parts & Equipment -- 2.70%
Autocam Corp.                                         5,800            96,425
Federal-Mogul Corp.                                 118,300         7,985,250
                                                                  -----------
                                                                    8,081,675
                                                                  -----------
Banks -- 9.37%
Associated Banc-Corp.                               102,605         3,860,513
Commerce Bancshares, Inc.                           151,459         7,393,093
Dime Bancorp, Inc.                                  168,000         5,029,500
Fifth Third Bancorp.                                 89,700         5,651,100
M & T Bank Corp.                                     11,035         6,113,390
                                                                  -----------
                                                                   28,047,596
                                                                  -----------
Building Materials -- 2.95%
Centex Construction Products, Inc.                  145,700         5,609,450
Southdown, Inc.                                      45,000         3,211,875
                                                                  -----------
                                                                    8,821,325
                                                                  -----------
Catalogue/Specialty Distribution -- 2.66%
Fingerhut Cos., Inc.                                241,100         7,956,300
                                                                  -----------
Clothing/Fabric -- 2.40%
Buckle, Inc. @                                       60,800         1,793,600
Cato Corp.                                          310,600         5,406,381
                                                                  -----------
                                                                    7,199,981
                                                                  -----------
Consumer Services -- 0.56%
OroAmerica, Inc. @                                  150,000         1,687,500
                                                                  -----------
Diversified Commerical Services -- 3.37%
Automobile Protection Corp. @                       200,000         1,987,500
Forensic Technologies International Corp. @         227,400         3,865,800
Nhancement Technologies, Inc. @                     125,000           261,719
Western Staff Services, Inc. @                      215,400         3,984,900
                                                                  -----------
                                                                   10,099,919
                                                                  -----------
Diversified Manufacturing -- 1.25%
Ametek Aerospace Products, Inc.                     127,900         3,749,069
                                                                  -----------
Electric Utilities -- 1.88%
Optek Technology, Inc. @                            100,000         1,912,500
United Illuminating Co. @                            73,500         3,720,937
                                                                  -----------
                                                                    5,633,437
                                                                  -----------
Electrical Equipment -- 0.84%
Bel Fuse, Inc. @                                    113,000         2,514,250
                                                                  -----------
Environmental Control -- 3.04%
Catalytica, Inc. @                                  292,500         5,740,312
Eastern Environmental Services, Inc. @               98,700         3,355,800
                                                                  -----------
                                                                    9,096,112
                                                                  -----------

   NORTHSTAR SPECIAL FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)

Security                                           Shares           Value
----------------------------------------   --------------   -------------
Healthcare/Pharmaceutical --  1.83%
ICN Pharmaceuticals, Inc.                      120,000       $ 5,482,500
                                                             -----------
Homebuilders/Home Construction -- 5.06%
Champion Enterprises, Inc. @                   127,900         3,757,063
Ladd Furniture, Inc. @                          80,000         2,400,000
Lennar Corp.                                   100,000         2,950,000
Standard Pacific Corp.                         292,700         6,036,937
                                                             -----------
                                                              15,144,000
                                                             -----------
Hospital/Nursing Management -- 0.61%
Universal Health Services, Inc. @               31,500         1,838,813
                                                             -----------
Hotels/Resorts -- 1.98%
Carnival Corp.                                 150,000         5,943,750
                                                             -----------
Industrial Components -- 2.69%
Gencor Industries, Inc.                        183,700         3,696,962
Johnstown America Industries, Inc. @           250,000         4,343,750
                                                             -----------
                                                               8,040,712
                                                             -----------
Insurance -- 6.43%
Commerce Group, Inc.                           121,300         4,700,375
Mercury General Corp.                           60,000         3,866,250
Mutual Risk Management Ltd.                    161,300         5,877,369
State Auto Financial Corp.                     150,500         4,797,187
                                                             -----------
                                                              19,241,181
                                                             -----------
Medical Specialties -- 3.45%
Arterial Vascular Engineering, Inc. @           50,000         1,787,500
Lincare Holdings, Inc. @                       116,600         4,904,487
Resmed, Inc. @                                   3,000           136,688
Safeskin Corp. @                                84,800         3,487,400
                                                             -----------
                                                              10,316,075
                                                             -----------
Medical Supplies -- 1.21%
Hanger Orthopedic Group, Inc. @                177,500         3,616,562
                                                             -----------
Metal Fabrications -- 0.01%
Mobile Mini, Inc. @                              2,500            25,000
                                                             -----------
Newspapers -- 1.14%
Hollinger International, Inc.                  200,000         3,400,000
                                                             -----------
Oilfield Services/Equipment -- 0.82%
Coflexip **                                     40,000         2,445,000
                                                             -----------
Precision Instruments -- 0.58%
Frequency Electronics, Inc.                    138,500         1,739,906
                                                             -----------
Printing -- 1.19%
Mail-Well, Inc. @                              164,000         3,556,750
                                                             -----------
Retail -- 6.05%
Costco Cos., Inc. @                            169,800        10,708,012
Family Dollar Stores, Inc.                      90,000         1,665,000
The Gap, Inc.                                   93,300         5,749,613
                                                             -----------
                                                              18,122,625
                                                             -----------
Specialty Stores -- 0.03%
Finlay Enterprises, Inc. @                       4,000            96,500
                                                             -----------

   NORTHSTAR SPECIAL FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------






Security                                                                        Shares/Principal Amount             Value
---------------------------------------------------------------------------   -------------------------   ---------------
Telecommunications -- 2.23%
SBC Communications, Inc.                                                                      166,800     $  6,672,000
                                                                                                          ------------
Trucking & Freight -- 0.40%
USA Truck, Inc. @                                                                              75,000        1,209,375
                                                                                                          ------------
Wholesale Distributors -- 1.09%
VWR Scientific Products Corp. @                                                               133,100        3,277,588
                                                                                                          ------------
Total Common Stocks
(cost $184,572,119)                                                                                        218,434,667
                                                                                                          ------------
Total Investment Securities -- 72.95%
(cost $184,572,119)                                                                                        218,434,667
Repurchase Agreement -- 23.16%
Agreement with State Street Bank and Trust bearing interest at 5.70% dated
6/30/98 to be repurchased 7/01/98 at $69,358,980 and collateralized by
$60,210,000 U.S. Treasury Notes, 7.25% due 5/15/16, value $70,737,357
(cost $69,348,000)                                                                        $69,348,000       69,348,000
Other assets less liabilities -- 3.89%                                                                      11,634,648
                                                                                                          ------------
Net Assets -- 100.00%                                                                                     $299,417,315
                                                                                                          ============

 @ Non-income producing.
** American Depositary Receipts.


See accompanying notes to financial statements.

     NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
--------------------------------------------------------------------------------
                                                                          (logo)


                                                                 THOMAS OLE DIAL


The Markets
   o Growth in the U.S. economy accelerated to 5.4% and then cooled to a rate below 3% in the first half of 1998. Consumer spending at first outweighed the effects of Asia on our growth, but declining manufacturing has recently had the stronger impact. Inflation remained well under 2% throughout those 6 months. Low inflation, slower growth, U.S. budget surpluses and pursuit of the safety of quality pushed U.S. bond yields to new lows in the first half. Yields of 10 and 30-year Treasury bonds traded in about a 50 basis points (bps) range. Their yields ended June at 5.45% and 5.63%, both down 30 bps. While volatility in economic trends and expectations in Asia whipsawed markets, bonds and stocks nonetheless rose during the first half of 1998.
   o The Russell 2000 rose 4.7%, compared to a 13.2% rise in the Dow Jones Industrials and a 16.8% rise in the S&P 500. In the first half of 1998, high yield bonds returned 4.5% compared to 3.8% for all domestic bonds. In general, lower-rated bonds outperformed higher-rated bonds in the first quarter, while the opposite was true in the second quarter. That corresponded to the changing outlook for Asian and the U.S. rate of growth.
   o Emerging market bonds fell 0.3% in the first half, but dropped 5% in the second quarter. Foot-dragging in Japan, the collapse of Indonesia's economy and brewing troubles in Russia were the main causes of the drop.


The Fund
   o From January through June 1998, the total return of the Fund's Class A shares was 7.47%, 7.08% for Class B, 7.06% for Class C, and 7.18% for Class T; the Lipper average for income funds was 5.85% and for balanced funds was 8.95%. Despite its outstanding longer-term performance, the Fund's net assets essentially were unchanged at $60MM in the first half of 1998.
   o The Fund's overall performance this year continued the momentum gathered in 1997. However, while the first quarter was very strong for the Fund, the second quarter performance was weakened by the Fund's holdings of small cap stocks and lower-rated bonds. Both of those asset classes at first benefited from strong domestic growth, but later suffered from Asia-related credit-quality concerns.
   o The second quarter pullback in the stock market caused us to defer sales that could have reduced the Fund's equity holdings to our steady-state target of a 50% allocation to common stocks and convertible securities.


Current Strategy
   o Invest in securities of strong small and mid cap companies that can provide income and capital appreciation. To compensate for renewed trading volatility and credit risk from Asian fallout, we will look for more medium cap stocks and higher-rated bonds while we implement the target mix of 50% common stock and convertible securities and 50% bonds and cash.
   o Emphasize "bottoms-up" security analysis rather than macroeconomic analysis in selecting securities. Continue to search the entire capital structure for opportunities that provide the best risk-adjusted returns.
--------------------------------------------------------------------------------
Fund Information (All data are as of 6/30/98)       Total Net Assets $59,579,159
--------------------------------------------------------------------------------

Top 10 Holdings
Name                              % Fund
   1   Intermedia Communications    3.7%
   2   Chancellor Broadcasting      3.0%
   3   Time Warner                  2.9%
   4   Comcast                      2.8%
   5   Intracel                     2.8%
   6   American Radio Systems       2.7%
   7   Iridium                      2.7%
   8   Paxson Communications        2.7%
   9   AES Corp.                    2.6%
  10   Star Choice                  2.6%
                                   ----
                                   28.5%
                                   ====


           Top 5 Industries
    (by percentage of net assets)
                     ------------
Telecommunications         16.0%
                     ----------
Broadcasting               12.5%
                     ---------
Cable                      11.7%
                     -----
Healthcare                  7.3%
                     ----
Oil & Gas                   6.1%


       SEC Average Annual Rates of Return
      (at maximum applicable sales charge)
          Inception      5 years      1 year
Class A    15.96%            N/A      15.17%
Class B    16.55%            N/A      15.11%
Class C    16.96%            N/A      18.99%
Class T    11.00%        12.54%       16.35%

Cumulative Total Return
(do not reflect sales charge)
          Inception      5 years      1 year
Class A    65.46%            N/A      20.95%
Class B    62.02%            N/A      20.11%
Class C    61.75%            N/A      19.99%
Class T   265.01%        80.49%       20.35%

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                         Shares          Value
-------------------------------------   ---------------   ------------
Common Stocks -- 47.13%
Aerospace & Defense -- 0.98%
BE Aerospace, Inc. @                         20,000        $  582,500
                                                           ----------
Broadcasting -- 3.03%
Chancellor Media Corp. @ **                  36,364         1,805,700
                                                           ----------
Cable Television -- 6.69%
Comcast Corp.                                40,816         1,656,875
EchoStar Communications Corp. @              30,000           721,875
Tele-Communications, Inc. @                  19,086           733,618
Viacom, Inc. @                               15,000           873,750
                                                           ----------
                                                            3,986,118
                                                           ----------
Capital Goods Manufacturing -- 2.69%
Bell & Howell Co. @                          20,000           516,250
Flextronics International Ltd.               25,000         1,087,500
                                                           ----------
                                                            1,603,750
                                                           ----------
Chemicals -- 0.01%
Pharmerica, Inc. @                              445             5,368
                                                           ----------
Energy -- 5.01%
AES Corp. @                                  30,000         1,576,875
CalEnergy Co., Inc. @                        30,000           901,875
Calpine Corp. @                              25,000           504,687
                                                           ----------
                                                            2,983,437
                                                           ----------
Entertainment/Film -- 4.49%
News Corp. Ltd. **                           30,000           963,750
Time Warner, Inc.                            20,000         1,708,750
                                                           ----------
                                                            2,672,500
                                                           ----------
Food & Beverage -- 1.24%
Canandaigua Brands, Inc. @                   15,000           737,813
                                                           ----------
Healthcare -- 4.18%
Healthsouth Corp. @                          30,000           800,625
Intracel Corp.++                            111,000         1,692,750
                                                           ----------
                                                            2,493,375
                                                           ----------
Leisure -- 0.79%
Silverleaf Resorts, Inc. @                   31,000           472,750
                                                           ----------
Oil & Gas -- 2.25%
Global Marine, Inc. @                        20,000           373,750
Parker Drilling Co. @                        30,000           211,875
Vintage Petroleum, Inc.                      40,000           755,000
                                                           ----------
                                                            1,340,625
                                                           ----------
Paper -- 0.57%
Asia Pulp & Paper Ltd. **                    30,000           337,500
                                                           ----------
Services -- 2.15%
Allied Waste Industries, Inc. @              50,000         1,200,000
Coinstar, Inc. @                              8,750            80,938
                                                           ----------
                                                            1,280,938
                                                           ----------
Steel -- 0.90%
AK Steel Holding Corp.                       30,000           536,250
                                                           ----------

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                                Shares/Principal Amount           Value
---------------------------------------------------   -------------------------   -------------
Supermarkets --  3.92%
Dominick's Supermarkets, Inc. @                                   25,000           $ 1,114,062
Safeway, Inc. @                                                   30,000             1,220,625
                                                                                   -----------
                                                                                     2,334,687
                                                                                   -----------
Telecommunications --  5.56%
Intermedia Communications, Inc. @                                  1,524                63,913
Jacor Communications, Inc. @                                      20,000             1,180,000
Telecom-TCI Ventures Group @                                      21,828               437,924
Telecomunicacoes Brasileiras SA **                                 5,000               545,937
Teleport Communications Group, Inc. @                             20,000             1,085,000
                                                                                   -----------
                                                                                     3,312,774
                                                                                   -----------
Textile/Apparel -- 1.35%
Interface, Inc.                                                   40,000               807,500
                                                                                   -----------
Transportation -- 1.32%
Westinghouse Air Brake Co.                                        30,000               787,500
                                                                                   -----------
Total Common Stocks
(cost $17,374,581)                                                                  28,081,085
                                                                                   -----------
Preferred Stocks -- 4.63%
Broadcasting -- 3.75%
Paxson Communications Corp., 12.50% &                             15,100             1,600,600
SFX Broadcasting, Inc., 12.625% &                                  5,315               635,142
                                                                                   -----------
                                                                                     2,235,742
                                                                                   -----------
Cable Television -- 0.88%
21St Century Telecom Group, Inc., 13.75% & #                       5,180               524,475
                                                                                   -----------
Total Preferred Stocks
(cost $2,525,204)                                                                    2,760,217
                                                                                   -----------
Convertible Preferred Stocks -- 9.10%
Broadcasting -- 1.76%
Unisite, Inc., 8.50% ++                                           21,600             1,047,708
                                                                                   -----------
Broadcasting & Media -- 2.66%
American Radio Systems Corp., 7.00% #                             20,000             1,585,120
                                                                                   -----------
Telecommunications -- 4.68%
Intermedia Communication, Inc., 7.00% # (1)                       10,000               557,920
Intermedia Communication, Inc., 7.00% # (2)                       40,000             2,231,680
                                                                                   -----------
                                                                                     2,789,600
                                                                                   -----------
Total Convertible Preferred Stocks
(cost $3,320,354)                                                                    5,422,428
                                                                                   -----------
Domestic Corporate Bonds -- 21.40%
Broadcasting -- 1.31%
Sinclair Broadcast Group, Inc.
9.00%, Sr. Subordinated Notes, 7/15/07                        $  750,000               783,750
                                                                                   -----------
Cable Television -- 1.55%
EchoStar Satellite Broadcasting Corp. $
0/13.125%, Sr. Secured Discount Notes, 3/15/04                 1,000,000               925,000
                                                                                   -----------
Computer/Electronics -- 0.75%
Electronic Retailing Systems International, Inc. $
0/13.25%, Sr. Discount Notes, 2/01/04                          1,000,000               445,000
                                                                                   -----------

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------

Security                                          Principal Amount           Value
-----------------------------------------   ----------------------   -------------
Consumer Products -- 1.70%
Packaged Ice, Inc. # $
0/9.75%, Sr. Notes, 2/01/05                       $1,000,000          $ 1,012,500
                                                                      -----------
Healthcare -- 3.10%
Alaris Medical Systems, Inc.
9.75%, Sr. Subordinated Notes, 12/01/06            1,000,000            1,020,000
Mediq, Inc. # $ (3)
0/13.00%, Units, 6/01/09                               1,500              825,000
                                                                      -----------
                                                                        1,845,000
                                                                      -----------
Hotel & Gaming -- 1.59%
Aladdin Gaming Corp. $ (4)
0/13.50%, Units, 3/01/10                               2,000              950,000
                                                                      -----------
Oil & Gas -- 1.72%
Forman Petroleum Corp.
13.50%, Company Guarantee, 6/01/04                 1,000,000            1,025,000
                                                                      -----------
Services -- 2.04%
Coinstar, Inc. $
0/13.00%, Sr. Discount Notes, 10/01/06               750,000              661,875
ICF Kaiser International, Inc.
13.00%, Sr. Notes, 12/31/03                          500,000              552,500
                                                                      -----------
                                                                        1,214,375
                                                                      -----------
Specialty Retailing -- 0.97%
Pamida, Inc.
11.75%, Sr. Subordinated Notes, 3/15/03              550,000              576,125
                                                                      -----------
Telecommunications -- 4.96%
Iridium Capital Corp.
13.00%, Sr. Notes, 7/15/05                         1,500,000            1,612,500
U.S. Xchange LLC #
15.00%, Sr. Notes, 7/01/08                           750,000              774,375
Winstar Equipment II Corp.
12.50%, Company Guarantee, 3/15/04                   500,000              567,500
                                                                      -----------
                                                                        2,954,375
                                                                      -----------
Textile/Apparel -- 1.71%
Norton McNaughton, Inc. #
12.50%, Sr. Notes, 6/01/05                         1,000,000            1,017,500
                                                                      -----------
Total Domestic Corporate Bonds
(cost $12,633,496)                                                     12,748,625
                                                                      -----------
Foreign Corporate Bonds -- 13.38%
Aerospace & Defense -- 1.76%
Derlan Manufacturing, Inc.
10.00%, Sr. Notes, 1/15/07                         1,000,000            1,050,000
                                                                      -----------
Cable Television -- 2.58%
Star Choice Communications
13.00%, Sr. Secured Notes, 12/15/05                1,500,000            1,537,500
                                                                      -----------
Food/Beverage/Tobacco -- 0.82%
Fage Dairy Industry SA
9.00%, Sr. Notes, 2/01/07                            500,000              488,750
                                                                      -----------

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)

Security                                                                    Principal Amount/Shares          Value
---------------------------------------------------------------------   ---------------------------   ------------
Oil & Gas -- 2.08%
Conproca SA #
12.00%, Sr. Secured Notes, 6/16/10                                               $  500,000           $ 500,000
Hurricane Hydrocarbons #
11.75%, Sr. Notes, 11/01/04                                                         750,000             738,750
                                                                                                      ---------
                                                                                                      1,238,750
                                                                                                      ---------
Paper -- 0.74%
APP International Finance Co.
11.75%, Company Guarantee, 10/01/05                                                 500,000             442,500
                                                                                                      ---------
Services -- 0.88%
Guangzhou Shenzhen Superhighway Holdings
10.25%, Sr. Notes, 8/15/07                                                          750,000             525,000
                                                                                                      ---------
Shipping -- 2.98%
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                                                1,000,000             920,000
Navigator Gas Transport # (5)
12.00%, Units, 6/30/07                                                                  750             851,250
                                                                                                      ---------
                                                                                                      1,771,250
                                                                                                      ---------
Utilities -- 1.54%
Panda Global Energy Co.
12.50%, Company Guarantee, 4/15/04                                                1,000,000             915,000
                                                                                                      ---------
Total Foreign Corporate Bonds
(cost $8,141,125)                                                                                     7,968,750
                                                                                                      ---------
Convertible Bonds -- 2.31%
Food/Beverage/Tobacco -- 1.81%
International Fast Food Corp. &
11.00%, Sr. Subordinated Notes, 10/31/07                                          1,500,000           1,076,250
                                                                                                      ---------
Telecommunications -- 0.50%
SA Telecommunications, Inc. # *
10.00%, Notes, 8/15/06                                                            2,000,000             300,000
                                                                                                      ---------
Total Convertible Bonds
(cost $3,168,236)                                                                                     1,376,250
                                                                                                      ---------
Warrants -- 0.40% @
Cable Television -- 0.00%
21St Century Telecom Group, Inc. #, (expires 2/15/10)                                 5,000                   0
Star Choice Communications, (expires 12/15/05)                                       34,740                   0
                                                                                                      ---------
                                                                                                              0
                                                                                                      ---------
Computer/Electronics -- 0.02%
Electronic Retailing Systems International, Inc., (expires 2/01/04)                   1,000              10,000
                                                                                                      ---------
Consumer Products -- 0.08%
Packaged Ice, Inc. #, (expires 4/15/04)                                                 500              50,000
                                                                                                      ---------
Oil & Gas -- 0.02%
Forman Petroleum Corp., (expires 6/01/04)                                             1,000              10,000
                                                                                                      ---------
Services -- 0.00%
ICF Kaiser International, Inc., (expires 12/31/99)                                    3,500                  35
                                                                                                      ---------

   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]






Security                                                                     Shares/Principal Amount             Value
----------------------------------------------------------------------   ---------------------------   ---------------
Telecommunications -- 0.28%
Globalstar Telecommunications Ltd., (expires 2/15/04)                                           500     $     67,625
Iridium World Communications, Inc. #, (expires 7/25/05)                                         500          102,500
UNIFI Communications, Inc. #, (expires 2003)                                                  1,000                0
                                                                                                        ------------
                                                                                                             170,125
                                                                                                        ------------
Total Warrants
(cost $50,517)                                                                                               240,160
                                                                                                        ------------
Total Investment Securities -- 98.35%
(cost $47,213,513)                                                                                        58,597,515
Repurchase Agreement -- 1.10%
Agreement with State Street Bank and Trust bearing interest at 5.70%
dated 6/30/98 to be repurchased 7/01/98 in the amount of $655,104 and collateralized by $570,000 U.S. Treasury Notes 7.25% due 5/15/16,
value $669,661
(cost $655,000)                                                                            $655,000          655,000
Other assets less liabilities -- 0.55%                                                                       326,644
                                                                                                        ------------
Net Assets -- 100.00%                                                                                   $ 59,579,159
                                                                                                        ============

 @ Non-Income Producing Security.
** American Depositary Receipts.
++ Private Placement.
 & Payment-in-Kind Security.
 # Sale restricted to qualified institutional investors.
 $ Step Bond.
 * Defaulted Security.
(1) Convertible to 1.2853 shares.
(2) Convertible to 0.8269 shares.
(3) A unit consists of $1,000 par value 13.00%, Sr. Notes 6/01/09 and 1 warrant.
(4) A unit consists of $1,000 par value 13.50% Sr. Discount Notes, 3/01/10 and 10 warrants.
(5) A unit consists of $1,000 par value 12.00%, 2nd priority Mortgage Notes, 6/30/07 and 7.66 warrants.


See accompanying notes to financial statements.

     NORTHSTAR HIGH YIELD FUND
---------------------------------------------------------------------------
                                                                          (logo)

                                                               JEFFREY AURIGEMMA


The Markets
   o Growth in the U.S. economy accelerated to 5.4% and then cooled to a rate below 3% in the first half of 1998. Consumer spending at first outweighed the effects of Asia on our growth, but declining manufacturing has recently had the stronger impact. Inflation remained well under 2% throughout those 6 months. Low inflation, slower growth, U.S. budget surpluses and pursuit of the safety of quality pushed U.S. bond yields to new lows in the first half. Yields of 10- and 30-year Treasury bonds traded in about a 50 basis points (bps) range. Their yields ended June 30, 1998 at 5.45% and 5.63%, both down 30 bps. While volatility in economic trends and expectations in Asia whipsawed markets, bonds and stocks nonetheless rose during the first half of 1998.
   o In the first half of 1998, high yield bonds returned 4.5% compared to 3.8% for all domestic bonds. In general, lower-rated bonds outperformed higher-rated bonds in the first quarter, while the opposite was true in the second quarter. That corresponded to the changing outlook for Asian and the U.S. rate of growth.
   o Emerging market bonds fell 0.3% in the first half, but dropped 5% in the second quarter. Foot-dragging in Japan, the collapse of Indonesia's economy and brewing troubles in Russia were the main causes of the drop.


The Fund
   o From January to June 1998, the total return of the Fund's Class A, B, C, and T shares was 4.40%, 4.02%, 3.91% and 4.23%, respectively; the Lipper average for high yield funds was 4.39%. The Fund's net assets rose by $2MM to $258MM.
   o We continued to position this Fund on the very low-risk end of the high yield bond spectrum. The Fund underperformed when credit concerns were low, but it outperformed when investors renewed their search for quality, resulting in performance right at the average for the period. Other than putting some more cash to work, the Fund made few net changes in its asset quality or industry allocations in the first half of 1998.
   o The Fund continued to benefit from timely sales of bonds with narrow spreads over treasuries that did not correspond with their risks. The Fund's avoidance of zero-coupon bonds and equities helped limit its volatility in comparison to competitors that have lower quality portfolios.


Current Strategy
   o We will continue to position the Fund as a conservative "all-weather"
     high yield fund. The Fund still seeks to outperform when the high-yield market is declining or volatile, while remaining competitive when that market is rising or stable.
   o The continuing probability of lower interest rates, more signs of slower U.S. growth due to Asia's problems and continuing investor preferences for high yields justify continued focus on domestic issues rated Ba/BB.
--------------------------------------------------------------------------------
Fund Information (All data are as of 6/30/98)      Total Net Assets $257,845,797
--------------------------------------------------------------------------------

Top 10 Holdings
Name                                     % Fund
   1   Alaris Medical Systems, Inc.        1.9%
   2   Tenet Healthcare Corp.              1.8%
   3   AES Corp.                           1.7%
   4   Americo Life, Inc.                  1.7%
   5   JCAC, Inc.                          1.7%
   6   SFX Broadcasting, Inc.              1.7%
   7   Intracel Corp.                      1.6%
   8   North Atlantic Trading, Inc.        1.6%
   9   Packaged Ice, Inc.                  1.6%
  10   Roller Bearing Co. America, Inc.    1.5%
                                          ----
                                          16.8%
                                          ====

           Top 5 Industries
    (by percentage of net assets)
                     ------------
Telecommunications         11.1%
                     ----------
Broadcasting                8.7%
                     --------
Food/Beverage/
                            7.1%
Tobacco
                     -------
Healthcare                  6.7%
                     -------
Oil & Gas                   6.1%


       SEC Average Annual Rates of Return
      (at maximum applicable sales charge)
          Inception      5 years      1 year
Class A     9.50%            N/A       4.89%
Class B     9.95%            N/A       4.45%
Class C    10.44%            N/A       8.32%
Class T    10.83%         9.45%        5.79%

            Cumulative Total Return
         (do not reflect sales charge)
          Inception      5 years      1 year
Class A    38.65%            N/A      10.12%
Class B    35.81%            N/A       9.45%
Class C    35.64%            N/A       9.32%
Class T   154.69%        57.04%        9.79%

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------



Security                                                Principal Amount           Value
------------------------------------------------   ---------------------   -------------
Domestic Bonds & Notes -- 76.98%
Aerospace & Defense -- 4.03%
Alliant Techsystems, Inc.
11.75%, Sr. Subordinated Notes, 3/01/03                  $1,500,000         $ 1,631,250
Aviation Sales Co. #
8.125%, Sr. Subordinated Notes, 2/15/08                   2,000,000           1,965,000
BE Aerospace, Inc.
8.00%, Sr. Subordinated Notes, 3/01/08                    2,000,000           1,995,000
Compass Aerospace Corp. #
10.125%, Sr. Subordinated Notes, 4/15/05                  2,500,000           2,575,000
L 3 Communications Corp.
10.375%, Sr. Subordinated Notes, 5/01/07                  2,000,000           2,217,500
                                                                            -----------
                                                                             10,383,750
                                                                            -----------
Airlines -- 1.03%
Atlantic Coast Airlines, Inc. #
8.75%, Pass-Thru Certificates, 1/01/07                    2,669,668           2,647,830
                                                                            -----------
Auto Parts & Equipment -- 1.37%
Titan Wheel International, Inc.
8.75%, Sr. Subordinated Notes, 4/01/07                    3,400,000           3,527,500
                                                                            -----------
Broadcasting -- 7.48%
American Radio Systems Corp.
9.00%, Company Guarantee, 2/01/06                         1,500,000           1,620,000
Capstar Broadcasting Partners, Inc.
9.25%, Sr. Subordinated Notes, 7/01/07                    2,900,000           3,052,250
JCAC, Inc.
10.125%, Sr. Subordinated Notes, 6/15/06                  4,000,000           4,370,000
SFX Broadcasting, Inc.
10.75%, Sr. Subordinated Notes, 5/15/06                   4,000,000           4,430,000
Sinclair Broadcast Group, Inc.
8.75%, Sr. Subordinated Notes, 12/15/07                   2,800,000           2,898,000
Sinclair Broadcast Group, Inc.
9.00%, Sr. Subordinated Notes, 7/15/07                    1,500,000           1,567,500
Sinclair Broadcasting Group, Inc.
10.00%, Sr. Subordinated Notes, 9/30/05                   1,250,000           1,346,875
                                                                            -----------
                                                                             19,284,625
                                                                            -----------
Cable Television -- 3.19%
Century Communications Corp.
0%, Sr. Discount Notes, 1/15/08                           3,000,000           1,387,500
EchoStar Communications Corp. $
0/12.875%, Sr. Discount Notes, 6/01/04                    3,000,000           2,936,250
EchoStar Satellite Broadcasting Corp. $
0/13.125%, Sr. Secured Discount Notes, 3/15/04            1,500,000           1,387,500
Medicom LLC #
8.50%, Sr. Notes, 4/15/08                                 2,500,000           2,503,125
                                                                            -----------
                                                                              8,214,375
                                                                            -----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)


Security                                           Principal Amount           Value
-------------------------------------------   ---------------------   -------------
Capital Goods Manufacturing --  3.86%
Indesco International, Inc. #
9.75%, Sr. Subordinated Notes, 4/15/08              $3,000,000         $ 2,970,000
Moll Industries, Inc. #
10.50%, Sr. Subordinated Notes, 7/01/08              3,000,000           3,075,000
Roller Bearing Co. America, Inc.
9.625%, Company Guarantee, 6/15/07                   3,850,000           3,917,375
                                                                       -----------
                                                                         9,962,375
                                                                       -----------
Chemicals -- 3.37%
American Pacific Corp. #
9.25%, Sr. Notes, 3/01/05                            3,000,000           3,112,500
Hydrochem Industrial Services, Inc.
10.375%, Company Guarantee, 8/01/07                  3,500,000           3,587,500
Simcala, Inc. #
9.625%, Sr. Notes, 4/15/06                           2,000,000           1,982,500
                                                                       -----------
                                                                         8,682,500
                                                                       -----------
Consumer Products -- 1.57%
Packaged Ice, Inc. #
9.75%, Sr. Notes, 2/01/05                            4,000,000           4,050,000
                                                                       -----------
Energy -- 5.30%
Abraxas Petroleum Corp.
11.50%, Company Guarantee, 11/01/04                  2,000,000           2,070,000
AES Corp.
10.25%, Sr. Subordinated Notes, 7/15/06              4,000,000           4,360,000
CalEnergy Co., Inc.
9.50%, Sr. Secured Notes, 9/15/06                    1,000,000           1,083,750
California Energy, Inc.
9.875%, Sr. Notes, 6/30/03                           1,000,000           1,087,500
California Energy, Inc. $
0/10.25%, Sr. Discount Notes, 1/15/04                2,650,000           2,855,375
Calpine Corp.
10.50%, Sr. Notes, 5/15/06                           2,000,000           2,215,000
                                                                       -----------
                                                                        13,671,625
                                                                       -----------
Food/Beverage/Tobacco -- 5.99%
Ameriserve Food Distribution, Inc.
8.875%, Company Guarantee, 10/15/06                  2,750,000           2,777,500
Eagle Family Foods, Inc. #
8.75%, Sr. Subordinated Notes, 1/15/08               1,250,000           1,221,875
North Atlantic Trading, Inc.
11.00%, Sr. Notes, 6/15/04                           4,000,000           4,040,000
RAB Enterprises, Inc. #
10.50%, Sr. Notes, 5/01/05                             500,000             505,000
Richmont Marketing Specialists, Inc. #
10.125%, Sr. Subordinated Notes, 12/15/07            3,350,000           3,417,000
Standard Commercial Corp.
8.875%, Company Guarantee, 8/01/05                   3,500,000           3,482,500
                                                                       -----------
                                                                        15,443,875
                                                                       -----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                          Principal Amount           Value
------------------------------------------   ---------------------   -------------
Healthcare -- 6.65%
Alaris Medical Systems, Inc.
9.75%, Sr. Subordinated Notes, 12/01/06            $4,750,000         $ 4,845,000
Fisher Scientific International, Inc.
9.00%, Sr. Subordinated Notes, 2/01/08              2,000,000           2,000,000
Health Insurance Plan of Greater New York
11.25%, Notes, 7/01/10                              3,000,000           3,210,000
Kinetic Concepts, Inc.
9.625%, Company Guarantee, 11/01/07                 2,500,000           2,537,500
Tenet Healthcare Corp. #
8.125%, Sr. Subordinated Notes, 12/01/08            4,500,000           4,545,000
                                                                      -----------
                                                                       17,137,500
                                                                      -----------
Homebuilding -- 0.58%
Engle Homes, Inc. #
9.25%, Company Guarantee, 2/01/08                   1,500,000           1,488,750
                                                                      -----------
Hotel & Gaming -- 1.66%
Courtyard By Marriott Ltd.
10.75%, Sr. Secured Notes, 2/01/08                  2,000,000           2,205,000
Hard Rock Hotel, Inc. #
9.25%, Sr. Subordinated Notes, 4/01/05              2,000,000           2,065,000
                                                                      -----------
                                                                        4,270,000
                                                                      -----------
Insurance -- 2.65%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05              4,250,000           4,409,375
Superior National Insurance Group, Inc.
10.75%, Company Guarantee, 12/01/17                    22,500           2,430,000
                                                                      -----------
                                                                        6,839,375
                                                                      -----------
Manufacturing -- 1.08%
Clark-Schwebel, Inc.
10.50%, Sr. Notes, 4/15/06                          2,500,000           2,775,000
                                                                      -----------
Oil & Gas -- 3.82%
Benton Oil & Gas Co.
11.625%, Sr. Notes, 5/01/03                         2,000,000           2,130,000
Forcenergy, Inc.
9.50%, Sr. Subordinated Notes, 11/01/06             3,000,000           3,030,000
HS Resources, Inc.
9.875%, Sr. Subordinated Notes, 12/01/03            1,550,000           1,581,000
Windsor Petroleum Transport Corp. #
7.84%, Notes, 1/15/21                               3,500,000           3,115,000
                                                                      -----------
                                                                        9,856,000
                                                                      -----------
Paper -- 2.15%
Buckeye Cellulose Corp.
8.50%, Sr. Subordinated Notes, 12/15/05             2,725,000           2,765,875
SD Warren Co.
12.00%, Sr. Subordinated Notes, 12/15/04            2,500,000           2,781,250
                                                                      -----------
                                                                        5,547,125
                                                                      -----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)


Security                                        Principal Amount/Units           Value
-------------------------------------------   ------------------------   -------------
Publishing/Printing --  2.56%
Garden State Newspapers, Inc.
8.75%, Sr. Subordinated Notes, 10/01/09       $1,000,000                 $1,020,000
Hollinger International Publishing, Inc.
9.25%, Company Guarantee, 3/15/07                          3,000,000      3,150,000
Liberty Group Operating, Inc.
9.375%, Sr. Subordinated Notes, 2/01/08                    2,400,000      2,436,000
                                                                         ----------
                                                                          6,606,000
                                                                         ----------
Restaurants -- 1.38%
Romacorp, Inc. #
12.00%, Sr. Notes, 7/01/06                                 3,500,000      3,570,000
                                                                         ----------
Services -- 2.50%
Allied Waste North America, Inc.
10.25%, Sr. Subordinated Notes, 12/01/06                   1,500,000      1,651,875
Mastec, Inc. #
7.75%, Sr. Subordinated Notes, 2/01/08                     3,000,000      2,872,500
Nebraska Book Co. #
8.75%, Sr. Subordinated Notes, 2/15/08                     2,000,000      1,920,000
                                                                         ----------
                                                                          6,444,375
                                                                         ----------
Shipping -- 0.67%
International Shipholding Corp.
7.75%, Sr. Notes, 10/15/07                                 1,750,000      1,719,375
                                                                         ----------
Specialty Retailing -- 1.16%
Phillips Van-Heusen Corp. #
9.50%, Sr. Subordinated Notes, 5/01/08                     3,000,000      3,000,000
                                                                         ----------
Steel -- 0.69%
Geneva Steel Co.
9.50%, Sr. Notes, 1/15/04                                  2,000,000      1,790,000
                                                                         ----------
Telecommunications -- 8.67%
Intermedia Communications, Inc. #
8.60%, Sr. Notes, 6/01/08                                  3,000,000      3,052,500
IXC Communications, Inc. #
9.00%, Sr. Subordinated Notes, 4/15/08                     3,000,000      3,022,500
Level 3 Communications, Inc. #
9.125%, Sr. Notes, 5/01/08                                 3,500,000      3,430,000
Nextlink Communications, Inc. #
9.00%, Sr. Notes, 3/15/08                                  1,500,000      1,500,000
Nextlink Communications, Inc. # $
0/9.45%, Sr. Discount Notes, 4/15/08                       3,500,000      2,161,250
Qwest Communications International, Inc. $
0/9.47%, Sr. Discount Notes, 10/15/07                      2,700,000      2,028,375
RCN Corp.
10.00%, Sr. Notes, 10/15/07                                2,500,000      2,581,250
RCN Corp. $
0/9.80%, Sr. Discount Notes, 2/15/08                       1,500,000        900,000
Viatel, Inc. # (1)
11.25%, Units, 4/15/08                                         3,500      3,692,500
                                                                         ----------
                                                                         22,368,375
                                                                         ----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                            Principal Amount            Value
-----------------------------------------------   ------------------   --------------
Textile/Apparel -- 0.97%
Worldtex, Inc.
9.625%, Company Guarantee, 12/15/07               $2,500,000           $2,512,500
                                                                       ------------
Transportation -- 2.60%
Sea Containers Ltd.
7.875%, Sr. Notes, 2/15/08                               1,300,000        1,290,250
Sea Containers Ltd.
12.50%, Sr. Subordinated Debentures, 12/01/04            2,000,000        2,260,000
Westinghouse Air Brake Co.
9.375%, Sr. Notes, 6/15/05                               3,000,000        3,150,000
                                                                       ------------
                                                                          6,700,250
                                                                       ------------
Total Domestic Bonds & Notes
(cost $192,819,077)                                                     198,493,080
                                                                       ------------
Foreign Bonds & Notes -- 16.31%
Aerospace & Defense -- 1.22%
Derlan Manufacturing, Inc.
10.00%, Sr. Notes, 1/15/07                               3,000,000        3,150,000
                                                                       ------------
Broadcasting -- 1.17%
Antenna TV SA
9.00%, Sr. Notes, 8/01/07                                3,000,000        3,030,000
                                                                       ------------
Cable Television -- 1.24%
Rogers Cablesystems Ltd.
9.625%, Notes, 8/01/02                                   3,000,000        3,210,000
                                                                       ------------
Food/Beverage/Tobacco -- 1.14%
Fage Dairy Industry SA
9.00%, Sr. Notes, 2/01/07                                3,000,000        2,932,500
                                                                       ------------
Metals & Mining -- 1.34%
Great Central Mines Ltd. #
8.875%, Sr. Notes, 4/01/08                               3,500,000        3,447,500
                                                                       ------------
Oil & Gas -- 2.30%
Conproca SA #
12.00%, Sr. Secured Notes, 6/16/10                       3,000,000        3,000,000
Northern Offshore ASA #
10.00%, Company Guarantee, 5/15/05                       3,000,000        2,925,000
                                                                       ------------
                                                                          5,925,000
                                                                       ------------
Publishing/Printing -- 1.06%
Newsquest Capital PLC
11.00%, Sr. Subordinated Notes, 5/01/06                  2,400,000        2,724,000
                                                                       ------------
Services -- 2.79%
Autopistas Del Sol SA #
10.25%, Sr. Notes, 8/01/09                               3,000,000        2,778,750
Guangzhou Shenzhen Superhighway Holdings
10.25%, Sr. Notes, 8/15/07                               1,950,000        1,365,000
Intertek Finance PLC
10.25%, Sr. Subordinated Notes, 11/01/06                 2,900,000        3,045,000
                                                                       ------------
                                                                          7,188,750
                                                                       ------------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)


Security                                              Principal Amount/Shares            Value
-------------------------------------------------   -------------------------   --------------
Shipping -- 2.54%
Alpha Shipping PLC #
9.50%, Sr. Notes, 2/15/08                                        $4,000,000      $3,790,000
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                                3,000,000       2,760,000
                                                                                -----------
                                                                                  6,550,000
                                                                                -----------
Telecommunications --  1.51%
Fonorola, Inc.
12.50%, Sr. Notes, 8/15/02                                        1,000,000       1,107,500
Rogers Cantel, Inc.
8.80%, Sr. Subordinated Notes, 10/01/07                           2,800,000       2,789,500
                                                                                -----------
                                                                                  3,897,000
                                                                                -----------
Total Foreign Bonds & Notes
(cost $42,147,591)                                                               42,054,750
                                                                                -----------
Convertible Preferred Stocks -- 0.88%
Telecommunications -- 0.88%
American Tower Systems Corp., 10.6875% & ++ (2)                      22,500       2,272,612
                                                                                -----------
Total Convertible Preferred Stocks
(cost $2,253,340)                                                                 2,272,612
                                                                                -----------
Preferred Stocks -- 1.62%
Publishing/Printing -- 0.40%
Primedia, Inc., 9.20%                                                10,000       1,025,000
                                                                                -----------
Supermarkets -- 1.22%
Nebco Evans Holding Co., 11.25% &                                    30,796       3,148,891
                                                                                -----------
Total Preferred Stocks
(cost $4,080,993)                                                                 4,173,891
                                                                                -----------
Rights -- 0.08%
Capital Goods Manufacturing -- 0.08%
Terex Corp., (expires 2000)                                           8,000         188,000
                                                                                -----------
Foreign Government Securities -- 0.00%
United Mexican States                                             1,500,000               0
                                                                                -----------
Total Rights
(cost $0)                                                                           188,000
                                                                                -----------
Warrants -- 0.06% @
Healthcare -- 0.06%
Intracel Corp. ++, (expires 4/17/03)                                 49,066         159,465
                                                                                -----------
Total Warrants
(cost $142,927)                                                                     159,465
                                                                                -----------
Total Investment Securities -- 95.93%
(cost $241,443,928)                                                             247,341,798
                                                                                -----------
Short Term Investments -- 1.55%
Healthcare -- 1.55%
Intracel ++
12.50%, Bridge Notes, 7/10/98                                    $4,000,000       4,000,000
                                                                                -----------
Total Short Term Investments
(cost $4,000,000)                                                                 4,000,000
                                                                                -----------

   NORTHSTAR HIGH YIELD FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                                                           Principal Amount             Value
---------------------------------------------------------------------------   ---------------------   ---------------
Repurchase Agreement -- 2.08%
Agreement with State Street Bank and Trust bearing interest at 5.70% dated
6/30/98 to be repurchased 7/01/98 in the amount of $5,370,850 and collateralized by $4,665,000 U.S. Treasury Notes, 7.25% due 5/15/16, value
$5,480,647
(cost $5,370,000)                                                             $5,370,000              $  5,370,000
Other assets less liabilities -- 0.44%                                                                   1,133,999
                                                                                                      ------------
Net Assets -- 100.00%                                                                                 $257,845,797
                                                                                                      ============

 # Sale restricted to qualified institutional investors.
 $ Step bond.
 & Payment-in-kind security.
++ Private Placement.
 @ Non-income producing security.
(1) A unit consists of $1,000 par value Sr. Notes, 11.25% due 4/15/08, and
    0.483 preferred shares.
(2) Variable rate security. Rate as of June 30,1998.

See accompanying notes to financial statements.

     NORTHSTAR STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
                                                                          (logo)


                                                                THOMAS OLE DIAL


The Markets
   o Growth in the U.S. economy accelerated to 5.4% and then cooled to a rate below 3% in the first half of 1998. Consumer spending at first outweighed the effects of Asia on our growth, but declining manufacturing has recently had the stronger impact. Inflation remained well under 2% throughout those 6 months. Low inflation, slower growth, U.S. budget surpluses and pursuit of the safety of quality pushed U.S. bond yields to new lows in the first half. Yields of 10- and 30-year Treasury bonds traded in about a 50 basis points (bps) range. Their yields ended June at 5.45% and 5.63%, both down 30 bps. While volatility in economic trends and expectations in Asia whipsawed markets, bonds and stocks nonetheless rose during the first half of 1998.
   o In the first half of 1998, high yield bonds returned 4.5% compared to 3.8% for all domestic bonds. In general, lower-rated bonds outperformed higher-rated bonds in the first quarter, while the opposite was true in the second quarter. That corresponded to the changing outlook for Asian and the U.S. rate of growth.
   o Emerging market bonds fell 0.3% in the first half, but dropped 5% in the second quarter. Foot-dragging in Japan, the collapse of Indonesia's economy and brewing troubles in Russia were the main causes of the drop. The strong U.S. dollar continues to limit the probability of profitably investing in foreign currency securities.


The Fund
   o From January through June 1998, the total return of the Fund's Class A shares was 0.23%, Class B was (0.14)%, Class C was (0.14)%, and Class T was (0.09)%; the Lipper average for multi-sector funds was 2.7%. The Fund's net assets fell 15% from $67MM to $57MM due to its poor performance.
   o The Fund's relative performance was very poor for the entire six months ended June 30, 1998. Our strategic decisions were undone by radical market reversals. We did not buy on the rebound in emerging market bonds and we did not sell before those bonds' prices resumed their decline. We also sold treasuries and bought lower-quality high yield before market volatility caused an increased investor preference for quality.


Current Strategy
   o Continue to seek attractively priced U.S. dollar-denominated investment grade corporate bonds and continue to limit the amount of foreign exposure. We will very cautiously manage emerging market exposure until a bottom has clearly occurred, after which we will position the Fund to participate in the above-average returns that a recovery in emerging market bond prices should generate.
   o Despite some stabilization, since emerging markets are still weak, interest rates are still declining and U.S., growth is slowing, we will retain the relatively defensive asset allocation targets we adopted last
     December: 50% domestic high yield; 20% domestic and foreign investment grade; 20% U.S. government; and 10% cash. Keep the Fund's duration at 5-6 years and its credit quality at a minimum of BB+.
--------------------------------------------------------------------------------
Fund Information (All data are as of 6/30/98)       Total Net Assets $57,326,152
--------------------------------------------------------------------------------

Top 10 Holdings
Name                              % Fund
   1  Occidente Y Caribe            3.2%
      Celular SA
   2  WinStar Equipment Corp.       3.2%
   3  Malayan Banking Berhad        2.9%
   4  Fage Dairy Industry SA        2.6%
   5  APP Global Finance Ltd.       2.5%
   6  Americo Life, Inc.            2.4%
   7  Shop Vac Corp.                2.4%
   8  Empresa Electrica Del Norte   2.2%
      Grande SA
   9  Guangzhou Shenzhen            2.2%
      Superhighway Holding
  10  Fruit of the Loom, Inc.       2.1%
                                   ----
                                   25.7%
                                   ====


           Top 5 Sectors
   (by percentage of net assets)
                   ------------
High Yield               64.2%
                   -----
Cash                     12.6%
                   -----
U.S. Government           9.0%
                   ----
Investment Grade          7.1%
                   ---
Equity                    2.2%


      SEC Average Annual Rates of Return
     (at maximum applicable sales charge)
          Inception      5 years    1 year
Class A    4.68%             N/A     -5.21%
Class B    5.00%             N/A     -5.89%
Class C    5.54%             N/A     -2.14%
Class T    6.88%             N/A     -4.79%

Cumulative Total Return
(do not reflect sales charge)
          Inception      5 years    1 year
Class A   20.81%             N/A     -0.47%
Class B   18.06%             N/A     -1.29%
Class C   17.99%             N/A     -1.22%
Class T   31.47%             N/A     -1.10%

   NORTHSTAR STRATEGIC INCOME FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


Security                                          Principal Amount       Value
------------------------------------------   ---------------------   ------------
Investment Grade Securities -- 7.08%
Foreign Bonds & Notes -- 7.08%
Diversified Financial Services -- 1.29%
Guangdong Enterprises Holding Ltd. #
8.875%, Sr. Notes, 5/22/07                         $1,000,000         $  740,870
                                                                      ----------
Electric Utilities -- 2.21%
Empresa Electrica Del Norte Grande SA #
7.75%, Notes, 3/15/06                               1,550,000          1,265,653
                                                                      ----------
Foreign Government Securities -- 1.74%
Banque Centale De Tunisie
7.50%, Notes, 9/19/07                               1,000,000            999,570
                                                                      ----------
Oil & Gas -- 1.84%
Bridas Corp.
12.50%, Sr. Notes, 11/15/99                         1,000,000          1,052,500
                                                                      ----------
Total Foreign Bonds & Notes                                            4,058,593
                                                                      ----------
Total Investment Grade Securities
(cost $4,599,575)                                                      4,058,593
                                                                      ----------
High Yield Securities -- 64.24%
Domestic Bonds & Notes -- 44.41%
Airlines -- 2.16%
Atlantic Coast Airlines #
7.97%, Pass-Thru Certificates, 1/01/00                530,778            526,532
Atlantic Coast Airlines, Inc. #
8.75%, Pass-Thru Certificates, 1/01/07                715,090            709,240
                                                                      ----------
                                                                       1,235,772
                                                                      ----------
Broadcasting -- 1.77%
Chancellor Media Corp.
8.125%, Sr. Subordinated Notes, 12/15/07            1,000,000          1,015,000
                                                                      ----------
Cable Television -- 1.66%
Century Communications Corp.
0%, Sr. Discount Notes, 1/15/08                     1,000,000            462,500
EchoStar Communications Corp. $
0/12.875%, Sr. Discount Notes, 6/01/04                500,000            489,375
                                                                      ----------
                                                                         951,875
                                                                      ----------
Chemicals -- 1.79%
Hydrochem Industrial Services, Inc.
10.375%, Company Guarantee, 8/01/07                 1,000,000          1,025,000
                                                                      ----------
Consumer Products -- 3.98%
Packaged Ice, Inc. #
9.75%, Sr. Notes, 2/01/05                             900,000            911,250
Shop Vac Corp.
10.625%, Sr. Secured Notes, 9/01/03                 1,250,000          1,371,875
                                                                      ----------
                                                                       2,283,125
                                                                      ----------
Diversified Financial Services -- 1.69%
Natwest Asset Trust Securities
9.585%, Asset Trust, 1/31/03                        1,000,000            970,000
                                                                      ----------
Energy -- 1.33%
AES Corp.
8.50%, Sr. Subordinated Notes, 11/01/07               750,000            763,125
                                                                      ----------

   NORTHSTAR STRATEGIC INCOME FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)

Security                                        Principal Amount/Units       Value
-------------------------------------------   ------------------------   -------------
Food/Beverage/Tobacco --  5.10%
North Atlantic Trading, Inc.
11.00%, Sr. Notes, 6/15/04                                $1,000,000     $1,010,000
Richmont Marketing Specialists, Inc. #
10.125%, Sr. Subordinated Notes, 12/15/07                    900,000        918,000
Standard Commercial Corp.
8.875%, Company Guarantee, 8/01/05                         1,000,000        995,000
                                                                         ----------
                                                                          2,923,000
                                                                         ----------
Healthcare -- 2.45%
Fisher Scientific International, Inc.
9.00%, Sr. Subordinated Notes, 2/01/08                       400,000        400,000
Universal Hospital Services, Inc. #
10.25%, Sr. Notes, 3/01/08                                 1,000,000      1,005,000
                                                                         ----------
                                                                          1,405,000
                                                                         ----------
Insurance -- 3.30%
Americo Life, Inc.
9.25%, Sr. Subordinated Notes, 6/01/05                     1,300,000      1,348,750
Superior National Insurance Group, Inc.
10.75%, Company Guarantee, 12/01/17                            5,000        540,000
                                                                         ----------
                                                                          1,888,750
                                                                         ----------
Oil & Gas -- 4.61%
Benton Oil & Gas Co.
11.625%, Sr. Notes, 5/01/03                                  900,000        958,500
Lomak Petroleum, Inc.
8.75%, Sr. Subordinated Notes, 1/15/07                       800,000        794,000
Windsor Petroleum Transport Corp. #
7.84%, Notes, 1/15/21                                      1,000,000        890,000
                                                                         ----------
                                                                          2,642,500
                                                                         ----------
Publishing/Printing -- 1.06%
Liberty Group Operating, Inc.
9.375%, Sr. Subordinated Notes, 2/01/08                      600,000        609,000
                                                                         ----------
Services -- 1.34%
Mastec, Inc. #
7.75%, Sr. Subordinated Notes, 2/01/08                       800,000        766,000
                                                                         ----------
Shipping -- 1.71%
International Shipholding Corp.
7.75%, Sr. Notes, 10/15/07                                 1,000,000        982,500
                                                                         ----------
Telecommunications -- 6.96%
RCN Corp.
10.00%, Sr. Notes, 10/15/07                                1,000,000      1,032,500
RCN Corp. $
0/9.80%, Sr. Discount Notes, 2/15/08                         500,000        300,000
Viatel, Inc. # (1)
11.25%, Units, 4/15/08                                           800        844,000
WinStar Equipment Corp.
12.50%, Company Guarantee, 3/15/04                         1,600,000      1,816,000
                                                                         ----------
                                                                          3,992,500
                                                                         ----------
Textile/Apparel -- 2.11%
Fruit of the Loom, Inc.
6.50%, Notes, 11/15/03                                     1,250,000      1,210,887
                                                                         ----------

   NORTHSTAR STRATEGIC INCOME FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------

Security                                      Principal Amount/Shares       Value
-----------------------------------------   -------------------------   -------------
Transportation -- 1.39%
Sea Containers Ltd.
7.875%, Sr. Notes, 2/15/08                                $800,000         $794,000
                                                                        -----------
Total Domestic Bonds & Notes                                             25,458,034
                                                                        -----------
Foreign Bonds & Notes -- 19.83%
Diversified Financial Services -- 3.62%
Malayan Banking Berhad-New York
7.125%, Subordinate Notes, 9/15/05                        2,000,000       1,647,040
Westways Funding II Ltd. #
22.125%, Mortgage Backed Notes, 1/29/03                     500,000         428,750
                                                                        -----------
                                                                          2,075,790
                                                                        -----------
Food/Beverage/Tobacco -- 2.56%
Fage Dairy Industry SA
9.00%, Sr. Notes, 2/01/07                                 1,500,000       1,466,250
                                                                        -----------
Foreign Government Securities -- 0.63%
Republic of Korea
8.875%, Unsubordinated Notes, 4/15/08                       400,000         361,000
                                                                        -----------
Paper -- 3.93%
APP Global Finance Ltd.
9.75%, Secured Notes, 10/04/01                            2,000,000       1,430,000
APP International Finance BV Co.
8.867%, Notes, 9/15/99                                    1,000,000         822,500
                                                                        -----------
                                                                          2,252,500
                                                                        -----------
Services -- 2.20%
Guangzhou Shenzhen Superhighway Holdings
10.25%, Sr. Notes, 8/15/07                                1,800,000       1,260,000
                                                                        -----------
Shipping -- 1.20%
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                          750,000         690,000
                                                                        -----------
Telecommunications -- 5.69%
Colt Telecom Group PLC $
0/12.00%, Sr. Discount Notes, 12/15/06                      500,000         395,000
Occidente Y Caribe Celular SA $
0/14.00%, Sr. Discount Notes, 3/15/04                     2,100,000       1,858,500
Telecom Brazil Funding Corp. #
11.4375%, Guaranteed Notes, 12/09/99                      1,000,000       1,012,500
                                                                        -----------
                                                                          3,266,000
                                                                        -----------
Total Foreign Bonds & Notes                                              11,371,540
                                                                        -----------
Total High Yield Securities
(cost $37,113,698)                                                       36,829,574
                                                                        -----------
Preferred Stocks -- 1.83%
Supermarkets -- 1.83%
Nebco Evans Holding Co., 11.25% &                            10,265       1,049,596
                                                                        -----------
Total Preferred Stocks
(cost $1,026,964)                                                         1,049,596
                                                                        -----------
Warrants -- 0.33% @
Consumer Products -- 0.10%
Chattem, Inc., (expires 6/17/99)                                500          55,375
                                                                        -----------

   NORTHSTAR STRATEGIC INCOME FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)


Security                                                                         Shares/Principal Amount       Value
----------------------------------------------------------------------------   -------------------------   --------------
Supermarkets --  0.00%
Dairy Mart Convenience Stores, Inc., (expires 12/01/01)                                          4,999     $     3,749
                                                                                                           -----------
Telecommunications --  0.23%
Colt Telecom Group PLC #, (expires 12/31/06)                                                       500         130,125
Occidente Y Caribe Celular SA #, (expires 3/15/04)                                               9,400               0
UNIFI Communications, Inc. #, (expires 2003)                                                     1,000               0
                                                                                                           -----------
                                                                                                               130,125
                                                                                                           -----------
Total Warrants
(cost $94)                                                                                                     189,249
                                                                                                           -----------
U.S. Government and Agencies -- 9.03%
Cityscape Home Loan Owner Trust, 8.17%, due 7/25/18                                           $800,000         832,592
Federal Home Loan Mortgage Corp., 7.00%, due 1/30/13 - 4/15/28                               3,730,871       1,638,190
Fannie Mae Remic, 7.00%, due 2/18/21                                                         2,500,000         414,844
Fannie Mae, 2.94375%, due 9/18/10                                                           10,746,808         147,769
Mego Mortgage Home Loan Trust, 8.01%, due 8/25/23                                            1,200,000       1,155,684
U.S. Treasury Strips, 0%, due 2/15/23                                                        4,000,000         987,480
                                                                                                           -----------
Total U.S. Government and Agencies
(cost $5,212,977)                                                                                            5,176,559
                                                                                                           -----------
Total Investment Securities -- 82.51%
(cost $47,953,308)                                                                                          47,303,571
Repurchase Agreement -- 12.63%
Agreement with State Street Bank and Trust bearing interest at 5.70% dated
6/30/98 to be repurchased 7/01/98 in the amount of $7,240,146 and collateralized by $6,285,000 U. S. Treasury Notes, 7.25% due 5/15/16, value
$ 7,383,895
(cost $7,239,000)                                                                            7,239,000       7,239,000
Other assets less liabilities -- 4.86%                                                                       2,783,581
                                                                                                           -----------
Net Assets -- 100.00%                                                                                      $57,326,152
                                                                                                           ===========

#  Sale restricted to qualify institutional investors.
$  Step Bond.
&  Payment-in-kind security.
@  Non-income producing security.
1) A unit consists of $1,000 par value Sr. Notes, 11.25% due 4/15/08 and 0.483 preferred shares.

See accompanying notes to financial statements.

     NORTHSTAR GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                                 JAMES L. MAHNKE

The Markets
   o Economic Perspective: We expect the U.S. economy to slow from the first quarter rate of 5.5% to approximately 2-3% for the remaining quarters. While the slower growth should help offset the tight labor market, there is still the potential of wage inflation and a Fed rate hike. However, the Fed is probably in a "wait and see" mode until the lagged impact of the Asian and Russian recession's ripples through the U.S. economy.
   o Market Perspective: If the Asian and Russian economies continue to worsen, the "flight-to-quality" rally in bonds will continue with the 30-year yield heading towards 5.25%. However, the surprise may be the 30-year yield heading back up towards 6% as new economic policies and IMF support begin to stabilize Asia and Russia. Whether this rate rise is accompanied by a Fed rate hike depends on whether inflation ticks up significantly. We believe that inflation will remain low and the Fed will stand pat.


The Fund
   o Through June 1998 the total return of the Fund's Class A shares was 3.00%, 2.60% for Class B, 2.57% for Class C, and 2.77% for Class T. The goal of the Fund continues to be high current income and conservation of principal.
   o The Fund continues to hold mortgage-backed securities, with about 48.61% of the fund invested in GNMA, FMNA, and FHLMC collateral. The remaining portions are support bonds of U.S. agency CMO's and U.S. Treasury strips. Given current prepayment speeds, the average life of the portfolio is 5 years.


Current Strategy
   o Given the potential of bigger market swings from the unstable international economies, we have increased the U.S. Treasury strip position to improve the Fund's convexity.
   o Yet, we continue to overweight the mortgage sector to build a yield advantage versus U.S. Treasury security yields.
   o This combination of yield and convexity advantages should provide competitive performance and high current income for our investors.

--------------------------------------------------------------------------------
Fund Information (All data are as of 6/30/98)  Total Net Assets $103,232,387
--------------------------------------------------------------------------------


                                                        SEC Average Annual Rates of Return
         Top 10 Holdings                               (at maximum applicable sales charge)
               Name                  % Fund
                                                           Inception      5 years      1 year
   1   FNMA 5.50%, due 4/01/13      9.4%         Class A     5.24%            N/A      3.88%
       Federal Home Loan Mortgage                Class B     5.63%            N/A      3.31%
   2   6.50%, due 12/20/22          7.3%         Class C     6.18%            N/A      7.26%
   3   FNMA 9.00%, due 6/01/07      6.8%         Class T     7.18%         5.25%       4.68%
   4   FNMA 11.50%, due 11/01/09    6.2%         Cumulative Total Return
   5   GNMA 9.00%, due 12/16/26     6.1%
   6   FNMA 5.50%, due 7/01/11      5.6%
   7   FNMA 6.00%, due 5/01/13      5.6%
       Federal Home Loan Mortgage
   8   6.50%, due 9/15/24           5.5%
   9   FNMA 7.00%, due 8/18/25      4.9%
  10   GNMA 7.00%, due 2/15/26      4.8%
                                   ----
                                   62.2%
                                   ====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(do not reflect sales charge)
          Inception      5 years      1 year
Class A    22.76%            N/A      9.00%
Class B    20.31%            N/A      8.31%
Class C    20.21%            N/A      8.26%
Class T   136.42%        29.13%       8.68%

   NORTHSTAR GOVERNMENT SECURITIES FUND
     PORTFOLIO OF INVESTMENTS (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)

Security                                                                                Principal Amount        Value
-----------------------------------------------------------------------------------   ------------------   ---------------
U.S. Government and Agencies -- 100.98%
Countrywide Home Loans, Inc., 6.75%, due 4/25/28                                          $ 2,750,000       $  2,682,969
Fannie Mae, 5.50%, due 7/01/11                                                              5,913,932          5,758,691
Fannie Mae, 5.50%, due 4/01/13                                                             10,014,132          9,713,708
Fannie Mae, 6.00%, due 5/01/13                                                              5,912,894          5,846,374
Fannie Mae, 7.00%, due 7/25/22                                                                138,264            138,221
Fannie Mae, 7.00%, due 8/18/25                                                              5,000,000          5,095,450
Fannie Mae, 7.10%, due 2/28/11                                                                500,000            500,795
Fannie Mae, 8.50%, due 11/01/09                                                             6,205,597          6,434,459
Fannie Mae, 8.50%, due 8/01/11                                                              4,364,380          4,541,662
Fannie Mae, 9.00%, due 6/01/07                                                              6,758,207          7,015,830
Federal Home Loan Mortgage Corp., 6.00%, due 5/01/13                                        4,318,116          4,274,935
Federal Home Loan Mortgage Corp., 6.50%, due 12/20/22                                       7,500,000          7,558,650
Federal Home Loan Mortgage Corp., 6.50%, due 9/15/24                                        5,700,000          5,714,193
Federal Home Loan Mortgage Corp., 7.00%, due 1/30/13                                          400,000            399,128
Federal Home Loan Mortgage Corp., 8.00%, due 12/15/21                                       8,264,112          2,370,230
GNMA, 7.00%, due 9/15/23                                                                    4,146,016          4,214,674
GNMA, 7.00%, due 1/15/24                                                                    3,007,068          3,067,209
GNMA, 7.00%, due 2/16/24                                                                    1,870,000          1,915,965
GNMA, 7.00%, due 1/15/26                                                                    4,319,762          4,385,897
GNMA, 7.00%, due 2/15/26                                                                    4,881,908          4,956,650
GNMA, 7.50%, due 12/20/20                                                                   1,000,000          1,012,010
GNMA, 7.50%, due 1/16/23                                                                    5,548,066          1,186,842
GNMA, 7.50%, due 1/20/24                                                                    2,200,000          2,253,680
GNMA, 9.00%, due 12/16/26                                                                   5,500,000          6,308,225
U.S. Treasury Bonds, Nov 116.15625 Call Option expires 11/24/98                            25,000,000            445,300
U.S. Treasury Bonds, Nov 116.3984375 Call Option expires 11/24/98                          25,000,000            468,750
U.S. Treasury Bonds, Nov 124 Call Option expires 11/21/98                                  30,000,000            656,250
U.S. Treasury Bonds, Nov 126 Call Option expires 11/21/98                                  40,000,000            518,760
U.S. Treasury Strips, 0%, due 2/15/23                                                      19,500,000          4,813,965
                                                                                                            ------------
                                                                                                             104,249,472
                                                                                                            ------------
Total Investment Securities -- 100.98%
(cost $103,094,877)                                                                                          104,249,472
                                                                                                            ------------
Repurchase Agreement -- 0.17%
Agreement with State Street Bank and Trust bearing interest at 5.70% dated 6/30/98 to be repurchased 7/01/98 in the amount of $172,027 and collateralized by
$120,000 U.S. Treasury Notes, 9.875% due 5/15/16, value $175,463
(cost $172,000)                                                                               172,000            172,000
Liabilities in excess of other assets -- (1.15%)                                                              (1,189,085)
                                                                                                            ------------
Net Assets -- 100.00%                                                                                       $103,232,387
                                                                                                            ============

See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
     JUNE 30, 1998
--------------------------------------------------------------------------------


                                                              Northstar
                                                                 Growth         Special
                                                                   Fund            Fund
                                                            --------------- ---------------
ASSETS:
Investments in securities, at value (cost $148,704,526,
 $184,572,119 $47,213,513, $241,443,928,
 $47,953,308, and $103,094,877, respectively)                $213,257,290    $218,434,667
Short-term securities, at value (cost $0, $0, $0,
 $4,000,000, $0, and $0, respectively)                                  0               0
Repurchase agreements                                           9,079,000      69,348,000
Cash                                                                   54             543
Receivable for investments sold                                 5,733,826      18,772,562
Dividends and interest receivable                                 242,134         197,329
Receivable for shares of beneficial interest sold                  67,401         317,290
Prepaid expenses                                                   20,028          21,085
                                                             ------------    ------------
   Total Assets                                               228,399,733     307,091,476
                                                             ------------    ------------
LIABILITIES:
Payable for investments purchased                               1,840,681       2,382,501
Payable for shares of beneficial interest reacquired              159,857       4,685,399
Investment advisory fee payable                                   135,762         189,373
Distribution fee payable                                           62,317         211,865
Administrative services fee payable                                39,079         110,002
Transfer agent fee payable                                          8,639          15,688
Tax withholding liability                                           2,597               0
Liability for options written                                           0               0
Accrued expenses                                                   57,407          79,333
                                                             ------------    ------------
   Total Liabilities                                            2,306,339       7,674,161
                                                             ------------    ------------
NET ASSETS                                                   $226,093,394    $299,417,315
                                                             ============    ============
NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of beneficial interest, $0.01
 par value outstanding (unlimited shares authorized)         $156,561,861    $216,567,924
Undistributed (overdistributed) net investment income            (577,081)     (1,549,578)
Accumulated net realized gain (loss) on investments,
 foreign currency, options, and futures                         5,555,866      50,536,421
Net unrealized appreciation (depreciation) of
 investments and foreign currency                              64,552,748      33,862,548
                                                             ------------    ------------
   Net Assets                                                $226,093,394    $299,417,315
                                                             ============    ============
Class A:
Net Assets                                                   $ 28,099,288    $ 64,932,182
                                                             ------------    ------------
Shares outstanding                                              1,189,905       2,126,099
                                                             ------------    ------------
Net asset value and redemption value per share (net
 assets / shares outstanding)                                $      23.61    $      30.54
                                                             ============    ============
Maximum offering price per share (net asset value
 plus sales charge of 4.75% of offering price)               $      24.79    $      32.06
                                                             ============    ============
Class B:
Net Assets                                                   $ 11,978,142    $165,016,247
                                                             ------------    ------------
Shares outstanding                                                517,031       5,520,862
                                                             ------------    ------------
Net asset value and offering price per share                 $      23.17    $      29.89
                                                             ============    ============
Class C:
Net Assets                                                   $  2,464,952    $ 44,163,900
                                                             ------------    ------------
Shares outstanding                                                106,519       1,478,309
                                                             ------------    ------------
Net asset value and offering price per share                 $      23.14    $      29.87
                                                             ============    ============
Class T:
Net Assets                                                   $ 57,227,863    $ 25,304,986
                                                             ------------    ------------
Shares outstanding                                              2,459,085         843,991
                                                             ------------    ------------
Net asset value and offering price per share                 $      23.27    $      29.98
                                                             ============    ============
Class I:
Net Assets                                                   $126,323,149
                                                             ------------
Shares outstanding                                              5,315,145
                                                             ------------
Net asset value and offering price per share                 $      23.77
                                                             ============



                                                                  Northstar                      Northstar       Northstar
                                                              Balance Sheet       Northstar      Strategic      Government
                                                              Opportunities      High Yield         Income      Securities
                                                                       Fund            Fund           Fund            Fund
                                                            --------------- --------------- -------------- ---------------
ASSETS:
Investments in securities, at value (cost $148,704,526,
 $184,572,119 $47,213,513, $241,443,928,
 $47,953,308, and $103,094,877, respectively)                $ 58,597,515    $247,341,798    $ 47,303,571   $ 104,249,472
Short-term securities, at value (cost $0, $0, $0,
 $4,000,000, $0, and $0, respectively)                                  0       4,000,000               0               0
Repurchase agreements                                             655,000       5,370,000       7,239,000         172,000
Cash                                                                  669             387             220             205
Receivable for investments sold                                         0               0       1,945,375               0
Dividends and interest receivable                                 479,884       5,255,494       1,109,466         647,889
Receivable for shares of beneficial interest sold                   3,555         265,816           6,163          25,696
Prepaid expenses                                                   14,700          17,885          33,127          17,579
                                                             ------------    ------------    ------------   -------------
   Total Assets                                                59,751,323     262,251,380      57,636,922     105,112,841
                                                             ------------    ------------    ------------   -------------
LIABILITIES:
Payable for investments purchased                                       0       3,500,000               0               0
Payable for shares of beneficial interest reacquired               58,672         480,011         188,283         152,373
Investment advisory fee payable                                    31,561         127,221          31,653          42,983
Distribution fee payable                                           30,437         171,895          40,928          52,959
Administrative services fee payable                                17,466          62,445          15,987          25,159
Transfer agent fee payable                                         11,617          17,955           3,492           8,057
Tax withholding liability                                               0               0               0               0
Liability for options written                                           0               0               0       1,568,363
Accrued expenses                                                   22,411          46,056          30,427          30,560
                                                             ------------    ------------    ------------   -------------
   Total Liabilities                                              172,164       4,405,583         310,770       1,880,454
                                                             ------------    ------------    ------------   -------------
NET ASSETS                                                   $ 59,579,159    $257,845,797    $ 57,326,152   $ 103,232,387
                                                             ============    ============    ============   =============
NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of beneficial interest, $0.01
 par value outstanding (unlimited shares authorized)         $ 46,467,687    $249,232,232    $ 63,129,273   $ 121,381,834
Undistributed (overdistributed) net investment income              22,846        (226,530)        171,105         279,018
Accumulated net realized gain (loss) on investments,
 foreign currency, options, and futures                         1,704,624       2,942,225      (5,324,489)    (19,583,060)
Net unrealized appreciation (depreciation) of
 investments and foreign currency                              11,384,002       5,897,870        (649,737)      1,154,595
                                                             ------------    ------------    ------------   -------------
   Net Assets                                                $ 59,579,159    $257,845,797    $ 57,326,152   $ 103,232,387
                                                             ============    ============    ============   =============
Class A:
Net Assets                                                   $ 21,820,052    $ 22,919,740    $ 12,076,519   $  31,155,979
                                                             ------------    ------------    ------------   -------------
Shares outstanding                                              1,593,232       2,502,717       1,040,990       3,281,638
                                                             ------------    ------------    ------------   -------------
Net asset value and redemption value per share (net
 assets / shares outstanding)                                $      13.70    $       9.16    $      11.60   $        9.49
                                                             ============    ============    ============   =============
Maximum offering price per share (net asset value
 plus sales charge of 4.75% of offering price)               $      14.38    $       9.62    $      12.18   $        9.96
                                                             ============    ============    ============   =============
Class B:
Net Assets                                                   $  5,419,034    $119,068,705    $ 26,517,258   $  16,881,230
                                                             ------------    ------------    ------------   -------------
Shares outstanding                                                397,306      12,990,493       2,287,013       1,774,312
                                                             ------------    ------------    ------------   -------------
Net asset value and offering price per share                 $      13.64    $       9.17    $      11.59   $        9.51
                                                             ============    ============    ============   =============
Class C:
Net Assets                                                   $    862,381    $ 22,341,288    $  3,052,930   $   1,654,949
                                                             ------------    ------------    ------------   -------------
Shares outstanding                                                 63,195       2,438,073         263,624         174,266
                                                             ------------    ------------    ------------   -------------
Net asset value and offering price per share                 $      13.65    $       9.16    $      11.58   $        9.50
                                                             ============    ============    ============   =============
Class T:
Net Assets                                                   $ 31,477,692    $ 93,516,064    $ 15,679,445   $  53,540,229
                                                             ------------    ------------    ------------   -------------
Shares outstanding                                              2,290,962      10,212,258       1,352,019       5,630,774
                                                             ------------    ------------    ------------   -------------
Net asset value and offering price per share                 $      13.74    $       9.16    $      11.60   $        9.51
                                                             ============    ============    ============   =============
Class I:
Net Assets
Shares outstanding
Net asset value and offering price per share

Redemption price per share varies with the length of time Class B, C, and T shares are held.

See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     STATEMENT OF OPERATIONS (UNAUDITED)
     FOR THE SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------
                                                                          (logo)

                                                                Northstar        Northstar
                                                                   Growth          Special
                                                                     Fund             Fund
                                                              -------------- ----------------
INVESTMENT INCOME:
Dividends (net of withholding tax of $0, $0, 0, $1,659,
 $6,344, and $21,551, respectively)                            $   942,796    $    1,127,712
Interest (net of withholding tax of $0, $0, $0, $0, $0,
 and $0, respectively)                                              36,417           616,027
                                                               -----------    --------------
Total investment income                                            979,213         1,743,739
                                                               -----------    --------------
EXPENSES:
Investment advisory and management fees                            822,282         1,233,450
Distribution fees
Class A                                                             19,999           110,478
Class B                                                             52,688           869,991
Class C                                                              6,634           253,491
Class T                                                            343,612           145,214
Transfer agent fees and expenses
Class A                                                              5,280            50,506
Class B                                                              7,519           145,303
Class C                                                                962            49,586
Class T                                                             41,221            16,957
Class I                                                             16,441                 0
Administration service fees                                        130,338           248,870
Accounting and custodian fees                                       30,933            50,100
Printing and postage expenses                                       27,913            43,863
Registration fees                                                   22,007            25,993
Audit fees                                                           9,348            14,286
Trustee fees                                                         5,655            12,369
Miscellaneous expenses                                              13,462            22,860
                                                               -----------    --------------
                                                                 1,556,294         3,293,317
Less expenses waived by management company                               0                 0
                                                               -----------    --------------
    Total expenses                                               1,556,294         3,293,317
                                                               -----------    --------------
Net investment (loss) income                                      (577,081)       (1,549,578)
                                                               -----------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments and options              8,239,762        44,732,297
Net realized gain on foreign currency                                   33                 0
Net change in unrealized appreciation (depreciation) of
 investments                                                    15,089,341       (13,340,816)
Net change in unrealized depreciation of foreign currency             (126)                0
                                                               -----------    --------------
    Net realized and unrealized gain (loss) on
     investments                                                23,329,010        31,391,481
                                                               -----------    --------------
Increase in net assets resulting from operations               $22,751,929    $   29,841,903
                                                               ===========    ==============



                                                                    Northstar                       Northstar       Northstar
                                                                Balance Sheet       Northstar       Strategic      Government
                                                                Opportunities      High Yield          Income      Securities
                                                                         Fund            Fund            Fund            Fund
                                                              --------------- --------------- --------------- ---------------
INVESTMENT INCOME:
Dividends (net of withholding tax of $0, $0, 0, $1,659,
 $6,344, and $21,551, respectively)                              $  268,530    $    256,459    $      53,689   $           0
Interest (net of withholding tax of $0, $0, $0, $0, $0,
 and $0, respectively)                                            1,344,367      11,717,832        2,842,577       3,997,067
                                                                 ----------    ------------    -------------   -------------
Total investment income                                           1,612,897      11,974,291        2,896,266       3,997,067
                                                                 ----------    ------------    -------------   -------------
EXPENSES:
Investment advisory and management fees                             196,798         771,845          201,873         338,923
Distribution fees
Class A                                                               6,551          26,627           17,298           9,063
Class B                                                              26,560         569,940          142,851          77,352
Class C                                                               4,210         110,131           18,776           4,303
Class T                                                             187,620         336,428           86,722         266,211
Transfer agent fees and expenses
Class A                                                               3,406          11,111            6,580           1,252
Class B                                                               3,200          78,086           20,424           9,456
Class C                                                                 569          15,323            2,492             584
Class T                                                              30,962          61,996           10,642          45,613
Class I                                                                   0               0                0               0
Administration service fees                                          42,657         169,541           42,017          67,962
Accounting and custodian fees                                        16,532          40,809           18,582          21,817
Printing and postage expenses                                         9,887          22,334            7,791          13,645
Registration fees                                                    22,284          23,246           19,977          17,646
Audit fees                                                           11,201          11,166           12,145          11,223
Trustee fees                                                          5,288           5,893            5,373           5,493
Miscellaneous expenses                                                6,289          19,356           18,173          10,942
                                                                 ----------    ------------    -------------   -------------
                                                                    574,014       2,273,832          631,716         901,485
Less expenses waived by management company                                0               0                0          78,213
                                                                 ----------    ------------    -------------   -------------
    Total expenses                                                  574,014       2,273,832          631,716         823,272
                                                                 ----------    ------------    -------------   -------------
Net investment (loss) income                                      1,038,883       9,700,459        2,264,550       3,173,795
                                                                 ----------    ------------    -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss) on investments and options                 447,130       5,402,333       (1,612,202)        936,569
Net realized gain on foreign currency                                     0               0                0               0
Net change in unrealized appreciation (depreciation) of
 investments                                                      2,777,814      (4,704,097)        (649,259)     (1,232,742)
Net change in unrealized depreciation of foreign currency                 0               0                0               0
                                                                 ----------    ------------    -------------   -------------
    Net realized and unrealized gain (loss) on
     investments                                                  3,224,944         698,236       (2,261,461)       (296,173)
                                                                 ----------    ------------    -------------   -------------
Increase in net assets resulting from operations                 $4,263,827    $ 10,398,695    $       3,089   $   2,877,622
                                                                 ==========    ============    =============   =============

See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------


                                                                  Northstar
                                                                    Growth
                                                                     Fund
                                                      ----------------------------------
                                                           1998(1)            1997
                                                      ---------------- -----------------
FROM OPERATIONS:
Net investment (loss) income                           $    (577,081)   $      (608,762)
Net realized gain on investments                           8,239,762          5,123,066
Net realized gain (loss) on foreign currency                      33               (189)
Net change in unrealized appreciation (depreciation)
 of investments                                           15,089,341         32,606,026
Net change in unrealized (depreciation) appreciation
 of foreign currency                                            (126)               110
                                                       -------------    ---------------
 Increase in net assets resulting from operations         22,751,929         37,120,251
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class A                                                           0                  0
 Class B                                                           0                  0
 Class C                                                           0                  0
 Class T                                                           0                  0
Net realized gain from investments                                 0         (7,933,911)
Tax return of capital                                              0            (37,894)
                                                       -------------    ---------------
Total distributions                                                0         (7,971,805)
                                                       -------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                         24,827,317        196,893,147
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                 0          7,655,103
                                                       -------------    ---------------
                                                          24,827,317        204,548,250
 Cost of shares redeemed                                 (27,990,255)      (107,156,780)
                                                       -------------    ---------------
Net (decrease) increase in net assets derived from
 capital share transactions                               (3,162,938)        97,391,470
                                                       -------------    ---------------
Net increase (decrease) in net assets                     19,588,991        126,539,916
NET ASSETS:
Beginning of period                                      206,504,403         79,964,487
                                                       -------------    ---------------
End of period                                          $ 226,093,394    $   206,504,403
                                                       =============    ===============
Undistributed net Investment Income (loss):            $    (577,081)   $             0
                                                       =============    ===============



                                                                                                    Northstar
                                                                  Northstar                       Balance Sheet
                                                                   Special                        Opportunities
                                                                    Fund                              Fund
                                                      --------------------------------- ---------------------------------
                                                           1998(1)           1997            1998(1)           1997
                                                      ---------------- ---------------- ---------------- ----------------
FROM OPERATIONS:
Net investment (loss) income                           $  (1,549,578)   $  (1,848,388)   $    1,038,883   $    2,250,256
Net realized gain on investments                          44,732,297       19,011,083           447,130        4,221,598
Net realized gain (loss) on foreign currency                       0                0                 0                0
Net change in unrealized appreciation (depreciation)
 of investments                                          (13,340,816)      24,201,023         2,777,814        6,464,152
Net change in unrealized (depreciation) appreciation
 of foreign currency                                               0                0                 0                0
                                                       -------------    -------------    --------------   --------------
 Increase in net assets resulting from operations         29,841,903       41,363,718         4,263,827       12,936,006
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class A                                                           0                0          (250,033)         (47,893)
 Class B                                                           0                0           (87,177)        (159,749)
 Class C                                                           0                0           (13,677)         (23,637)
 Class T                                                           0                0          (666,315)      (2,022,072)
Net realized gain from investments                                 0       (7,264,148)                0       (4,444,574)
Tax return of capital                                              0                0                 0                0
                                                       -------------    -------------    --------------   --------------
Total distributions                                                0       (7,264,148)       (1,017,202)      (6,697,925)
                                                       -------------    -------------    --------------   --------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                         24,349,868      112,190,424        21,406,715        1,854,297
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                 0        4,759,317           821,075        5,716,874
                                                       -------------    -------------    --------------   --------------
                                                          24,349,868      116,949,741        22,227,790        7,571,171
 Cost of shares redeemed                                 (86,710,062)     (84,645,169)      (26,102,056)     (18,329,438)
                                                       -------------    -------------    --------------   --------------
Net (decrease) increase in net assets derived from
 capital share transactions                              (62,360,194)      32,304,572        (3,874,266)     (10,758,267)
                                                       -------------    -------------    --------------   --------------
Net increase (decrease) in net assets                    (32,518,291)      66,404,142          (627,641)      (4,520,186)
NET ASSETS:
Beginning of period                                      331,935,606      265,531,464        60,206,800       64,726,986
                                                       -------------    -------------    --------------   --------------
End of period                                          $ 299,417,315    $ 331,935,606    $   59,579,159   $   60,206,800
                                                       =============    =============    ==============   ==============
Undistributed net Investment Income (loss):            $  (1,549,578)   $           0    $       22,846   $        1,165
                                                       =============    =============    ==============   ==============

(1) Unaudited See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                          (logo)

                                                                  Northstar
                                                                 High Yield
                                                                    Fund
                                                      ---------------------------------
                                                           1998(1)           1997
                                                      ---------------- ----------------
FROM OPERATIONS:
Net investment income                                  $   9,700,459    $  18,548,793
Net realized gain (loss) on investments                    5,402,333        7,107,354
Net realized loss on foreign currency                              0                0
Net change in unrealized (depreciation) appreciation
 of investments                                           (4,704,097)        (977,429)
Net change in unrealized appreciation of foreign
 currency                                                          0                0
                                                       -------------    -------------
 Increase in net assets resulting from operations         10,398,695       24,678,718
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class A                                                    (736,759)      (1,210,886)
 Class B                                                  (4,303,473)      (7,343,871)
 Class C                                                    (829,049)      (1,360,819)
 Class T                                                  (4,057,708)      (9,450,916)
                                                       -------------    -------------
Total distributions                                       (9,926,989)     (19,366,492)
                                                       -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                         28,177,683       56,719,815
 Net asset value of shares issued to shareholders in
   reinvestment of distributions                           3,916,816        7,905,559
                                                       -------------    -------------
                                                          32,094,499       64,625,374
 Cost of shares redeemed                                 (30,114,967)     (45,594,760)
                                                       -------------    -------------
Net increase (decrease) in net assets derived from
 capital share transactions                                1,979,532       19,030,614
                                                       -------------    -------------
Net increase (decrease) in net assets                      2,451,238       24,342,840
NET ASSETS:
Beginning of period                                      255,394,559      231,051,719
                                                       -------------    -------------
End of period                                          $ 257,845,797    $ 255,394,559
                                                       =============    =============
Undistributed (overdistributed) net Investment
 Income:                                               $    (226,530)   $           0
                                                       =============    =============



                                                                  Northstar                        Northstar
                                                              Strategic Income               Government Securities
                                                                    Fund                             Fund
                                                      --------------------------------- -------------------------------
                                                           1998(1)           1997           1998(1)           1997
                                                      ---------------- ---------------- --------------- ---------------
FROM OPERATIONS:
Net investment income                                  $    2,264,550   $    5,233,844   $   3,173,795   $   7,013,941
Net realized gain (loss) on investments                    (1,612,202)        (432,671)        936,569      (1,786,143)
Net realized loss on foreign currency                               0         (519,631)              0               0
Net change in unrealized (depreciation) appreciation
 of investments                                              (649,259)      (2,789,807)     (1,232,742)      2,710,567
Net change in unrealized appreciation of foreign
 currency                                                           0            2,508               0               0
                                                       --------------   --------------   -------------   -------------
 Increase in net assets resulting from operations               3,089        1,494,243       2,877,622       7,938,365
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class A                                                     (456,579)        (994,522)       (221,674)       (485,879)
 Class B                                                   (1,023,009)      (2,119,682)       (471,508)       (636,837)
 Class C                                                     (131,846)        (301,283)        (27,103)        (46,684)
 Class T                                                     (657,868)      (1,622,631)     (2,564,947)     (6,221,820)
                                                       --------------   --------------   -------------   -------------
Total distributions                                        (2,269,302)      (5,038,118)     (3,285,232)     (7,391,220)
                                                       --------------   --------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares                           6,486,474       13,363,625      36,292,176       7,045,182
 Net asset value of shares issued to shareholders in
   reinvestment of distributions                            1,023,619        2,272,119       2,164,500       4,869,989
                                                       --------------   --------------   -------------   -------------
                                                            7,510,093       15,635,744      38,456,676      11,915,171
 Cost of shares redeemed                                  (14,929,864)     (24,677,925)    (40,544,505)    (43,326,996)
                                                       --------------   --------------   -------------   -------------
Net increase (decrease) in net assets derived from
 capital share transactions                                (7,419,771)      (9,042,181)     (2,087,829)    (31,411,825)
                                                       --------------   --------------   -------------   -------------
Net increase (decrease) in net assets                      (9,685,984)     (12,586,056)     (2,495,439)    (30,864,680)
NET ASSETS:
Beginning of period                                        67,012,136       79,598,192     105,727,826     136,592,506
                                                       --------------   --------------   -------------   -------------
End of period                                          $   57,326,152   $   67,012,136   $ 103,232,387   $ 105,727,826
                                                       ==============   ==============   =============   =============
Undistributed (overdistributed) net Investment
 Income:                                               $      171,105   $      175,857   $     279,018   $     390,455
                                                       ==============   ==============   =============   =============

(1) Unaudited

See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     FINANCIAL HIGHLIGHTS
     SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


                                           Net realized                 Dividends   Distributions
                  Net Asset                & unrealized      Total      declared       declared
                    Value,        Net       gain (loss)      from       from net       from net
     Period       beginning   investment        on        investment   investment      realized     Distributions
      ended       of period     income      investments   operations     income          gain        from Capital
---------------- ----------- ------------ -------------- ------------ ------------ --------------- ---------------
                                                        Growth Fund, Class A
 6/30/98(2)       $  21.26     $ (0.02)      $   2.37      $   2.35          --            --              --
12/31/97             17.92        0.03           4.16          4.19          --         (0.85)             --
12/31/96             15.53        0.02           3.18          3.20          --         (0.81)             --
6/05/95-
12/31/95             17.59        0.08           1.95          2.03       (0.10)        (3.99)             --
                                                        Growth Fund, Class B
 6/30/98(2)          20.93       (0.12)          2.36          2.24          --            --              --
12/31/97             17.76       (0.15)          4.17          4.02          --         (0.85)             --
12/31/96             15.50       (0.06)          3.13          3.07          --         (0.81)             --
6/05/95-
12/31/95             17.59        0.06           1.92          1.98       (0.08)        (3.99)             --
                                                        Growth Fund, Class C
 6/30/98(2)          20.91       (0.07)          2.30          2.23          --            --              --
12/31/97             17.76       (0.13)          4.13          4.00          --         (0.85)             --
12/31/96             15.50       (0.05)          3.12          3.07          --         (0.81)             --
6/05/95-
12/31/95             17.59        0.04           1.92          1.96       (0.06)        (3.99)             --
                                                        Growth Fund, Class T
 6/30/98(2)          21.02       (0.17)          2.42          2.25          --            --              --
12/31/97             17.82       (0.17)          4.22          4.05          --         (0.85)             --
12/31/96             15.53       (0.06)          3.16          3.10          --         (0.81)             --
12/31/95             15.75        0.07           3.77          3.84       (0.07)        (3.99)             --
12/31/94             17.33        0.08          (1.41)        (1.33)      (0.08)        (0.15)          (0.02)
12/31/93             16.36        0.02           1.67          1.69       (0.04)        (0.67)          (0.01)
12/31/92             16.37        0.02           1.30          1.32       (0.02)        (1.31)             --
12/31/91             12.49        0.09           4.62          4.71       (0.08)        (0.75)             --
12/31/90             13.85        0.10          (0.83)        (0.73)      (0.10)        (0.51)          (0.02)
                                                        Growth Fund, Class I
 6/30/98(2)          21.36       (0.01)          2.42          2.41          --            --              --
3/31/97-
12/31/97             17.90        0.01           4.30          4.31          --         (0.85)             --
                                                       Special Fund, Class A
 6/30/98(2)          27.77        0.09           2.68          2.77          --            --              --
12/31/97             24.72       (0.02)          3.68          3.66          --         (0.61)             --
12/31/96             20.92       (0.04)          3.84          3.80          --            --              --
6/05/95-
12/31/95             19.56       (0.09)          2.48          2.39          --         (1.03)             --
                                                       Special Fund, Class B
 6/30/98(2)          27.27       (0.17)          2.79          2.62          --            --              --
12/31/97             24.46       (0.19)          3.61          3.42          --         (0.61)             --
12/31/96             20.84       (0.12)          3.74          3.62          --            --              --
6/05/95-
12/31/95             19.56       (0.12)          2.43          2.31          --         (1.03)             --
                                                       Special Fund, Class C
 6/30/98(2)          27.26       (0.20)          2.81          2.61          --            --              --
12/31/97             24.46       (0.20)          3.61          3.41          --         (0.61)             --
12/31/96             20.84       (0.13)          3.75          3.62          --            --              --
6/05/95-
12/31/95             19.56       (0.15)          2.46          2.31          --         (1.03)             --
                                                       Special Fund, Class T
 6/30/98(2)          27.34       (0.19)          2.83          2.64          --            --              --
12/31/97             24.48       (0.18)          3.65          3.47          --         (0.61)             --
12/31/96             20.84       (0.21)          3.85          3.64          --            --              --
12/31/95             19.64       (0.34)          2.57          2.23          --         (1.03)             --
12/31/94             20.79       (0.25)         (0.76)        (1.01)         --         (0.14)             --
12/31/93             17.40       (0.32)          3.83          3.51          --         (0.12)             --
12/31/92             15.74       (0.33)          2.61          2.28          --         (0.62)             --
12/31/91             10.64       (0.21)          6.24          6.03          --         (0.93)             --
12/31/90             11.67       (0.20)         (0.83)        (1.03)         --            --              --
                                             Balance Sheet Opportunities Fund, Class A
 6/30/98(2)          13.00        0.23           0.74          0.97       (0.27)           --              --
12/31/97             11.78        0.52           2.27          2.79       (0.54)        (1.03)             --
12/31/96             12.53        0.56           0.74          1.30       (0.57)        (1.48)             --
6/05/95-
12/31/95             12.77        0.43           1.06          1.49       (0.48)        (1.25)             --
                                             Balance Sheet Opportunities Fund, Class B
 6/30/98(2)          12.94        0.22           0.70          0.92       (0.22)           --              --
12/31/97             11.74        0.44           2.25          2.69       (0.46)        (1.03)             --
12/31/96             12.51        0.50           0.71          1.21       (0.50)        (1.48)             --
6/05/95-
12/31/95             12.77        0.35           1.09          1.44       (0.45)        (1.25)             --
                                             Balance Sheet Opportunities Fund, Class C
 6/30/98(2)          12.95        0.22           0.70          0.92       (0.22)           --              --
12/31/97             11.75        0.43           2.25          2.68       (0.45)        (1.03)             --
12/31/96             12.52        0.49           0.70          1.19       (0.48)        (1.48)             --
6/05/95-
12/31/95             12.77        0.38           1.07          1.45       (0.45)        (1.25)             --
                                             Balance Sheet Opportunities Fund, Class T
 6/30/98(2)          13.01        0.32           0.63          0.95       (0.22)           --              --
12/31/97             11.79        0.50           2.24          2.74       (0.49)        (1.03)             --
12/31/96             12.54        0.53           0.73          1.26       (0.53)        (1.48)             --
12/31/95             11.54        0.57           2.27          2.84       (0.59)        (1.25)             --
12/31/94             12.94        0.57          (1.25)        (0.68)      (0.54)        (0.16)          (0.02)
12/31/93             12.05        0.49           1.20          1.69       (0.49)        (0.31)             --
12/31/92             11.66        0.55           0.36          0.91       (0.52)           --              --
12/31/91             10.13        0.57           1.53          2.10       (0.57)           --              --
12/31/90             10.71        0.61          (0.54)         0.07       (0.63)           --           (0.02)



                                       Net                     Net      Ratio of       Ratio of      Ratio of net
                                      Asset                  Assets,    expenses       expense        investment
                                      Value,                 end of    to average   reimbursement     income to
     Period            Total          end of      Total      period        net        to average       average      Portfolio
      ended        Distributions      period      Return     (000's)    assets(1)   net assets(1)   net assets(1)   turnover
---------------- ----------------- ----------- ----------- ---------- ------------ --------------- --------------- ----------
 6/30/98(2)             --          $  23.61       11.05%   $ 28,099       1.34%           --            (0.32)%        12%
12/31/97              ( 0.85)          21.26       23.59       9,334       1.37           0.03            0.04          32
12/31/96              ( 0.81)          17.92       20.54       4,750       1.50           0.06            0.11          62
6/05/95-
12/31/95              ( 4.09)          15.53       11.55       1,355       1.42            --             0.63         134
 6/30/98(2)             --             23.17       10.70      11,978       2.11            --            (1.21)         12
12/31/97              ( 0.85)          20.93       22.84       8,815       2.14            --            (0.95)         32
12/31/96              ( 0.81)          17.76       19.74       4,444       2.20           0.04           (0.55)         62
6/05/95-
12/31/95              ( 4.07)          15.50       11.27       1,987       2.07            --             0.06         134
 6/30/98(2)             --             23.14       10.66       2,465       2.12            --            (1.17)         12
12/31/97              ( 0.85)          20.81       22.73       1,152       2.17            --            (1.00)         32
12/31/96              ( 0.81)          17.76       19.74         365       2.20           0.15           (0.57)         62
6/05/95-
12/31/95              ( 4.05)          15.50       11.17          69       2.11            --             0.02         134
 6/30/98(2)             --             23.27       10.70      57,228       2.03            --            (1.17)         12
12/31/97              ( 0.85)          21.02       22.94      73,674       2.03            --            (0.81)         32
12/31/96              ( 0.81)          17.82       19.90      70,406       2.00           0.04           (3.05)         62
12/31/95              ( 4.06)          15.53       24.40      76,343       2.00            --             0.37         134
12/31/94              ( 0.25)          15.75       (7.66)     76,391       2.00            --             0.49          54
12/31/93              ( 0.72)          17.33       10.36      80,759       2.04            --             0.13          42
12/31/92              ( 1.33)          16.36        8.05      56,759       2.15            --             0.09          47
12/31/91              ( 0.83)          16.37       38.10      40,884       2.25            --             0.66          64
12/31/90              ( 0.63)          12.49       (5.24)     24,927       2.33            --             0.80          54
 6/30/98(2)             --             23.77       11.28     126,323       1.00            --            (0.10)         12
3/31/97-
12/31/97              ( 0.85)          21.36       24.29     113,529       1.02            --             0.08          32
 6/30/98(2)             --             30.54        9.98      64,932       1.44            --            (0.38)         54
12/31/97                 ((0.61)       27.77       14.92      78,160       1.43            --            (0.07)        175
12/31/96                --             24.72       18.16      65,660       1.46           0.01           (0.30)        140
6/05/95-
12/31/95              ( 1.03)          20.92       12.20       2,335       1.50            --            (0.91)         71
 6/30/98(2)             --             29.89        9.61     165,016       2.17            --            (1.11)         54
12/31/97              ( 0.61)          27.27       14.10     169,516       2.15            --            (0.78)        175
12/31/96                --             24.46       17.37     126,859       2.17           0.01           (1.01)        140
6/05/95-
12/31/95              ( 1.03)          20.84       11.79       1,491       2.20           0.01           (1.64)         71
 6/30/98(2)             --             29.87        9.58      44,164       2.20            --            (1.15)         54
12/31/97              ( 0.61)          27.26       14.06      51,460       2.18            --            (0.82)        175
12/31/96                --             24.46       17.37      37,342       2.20           0.01           (1.03)        140
6/05/95-
12/31/95              ( 1.03)          20.84       11.79          62       2.20           0.03           (1.60)         71
 6/30/98(2)             --             29.98        9.66      25,305       2.07            --            (1.03)         54
12/31/97              ( 0.61)          27.34       14.29      32,800       1.99            --            (0.62)        175
12/31/96                --             24.48       17.47      35,670       2.07           0.04           (0.89)        140
12/31/95              ( 1.03)          20.84       11.34      33,557       2.16            --            (1.50)         71
12/31/94              ( 0.14)          19.64       (4.86)     38,848       2.16            --            (1.25)         39
12/31/93              ( 0.12)          20.79       20.16      28,838       2.34            --            (1.66)         35
12/31/92              ( 0.62)          17.40       14.54      11,336       2.84            --            (2.12)         40
12/31/91              ( 0.93)          15.74       57.27       5,480       2.95           0.74           (1.57)         85
12/31/90                --             10.64       (8.83)      3,024       2.95           2.03           (0.97)         72
 6/30/98(2)           ( 0.27)          13.70        7.47      21,820       1.59            --             3.13          24
12/31/97              ( 1.57)          13.00       24.31       1,281       1.50           0.02            4.01         130
12/31/96              ( 2.05)          11.78       10.54       1,100       1.40           0.09            4.30         107
6/05/95-
12/31/95              ( 1.73)          12.53       11.95         797       1.27            --             4.99         131
 6/30/98(2)           ( 0.22)          13.64        7.08       5,419       2.15            --             3.18          24
12/31/97              ( 1.49)          12.94       23.48       4,969       2.15           0.02            3.37         130
12/31/96              ( 1.98)          11.74        9.76       3,765       2.10           0.07            3.64         107
6/05/95-
12/31/95              ( 1.70)          12.51       11.56       1,759       1.95            --             4.38         131
 6/30/98(2)           ( 0.22)          13.65        7.06         862       2.16            --             3.16          24
12/31/97              ( 1.48)          12.95       23.41         756       2.25            --             3.30         130
12/31/96              ( 1.96)          11.75        9.72         372       2.10           0.10            3.61         107
6/05/95-
12/31/95              ( 1.70)          12.52       11.49         231       1.91            --             4.49         131
 6/30/98(2)           ( 0.22)          13.74        7.18      31,478       1.89            --             3.49          24
12/31/97              ( 1.52)          13.01       23.91      53,201       1.83           0.04            3.70         130
12/31/96              ( 2.01)          11.79       10.18      59,490       1.69           0.06            3.99         107
12/31/95              ( 1.84)          12.54       25.11      72,472       1.68            --             4.44         131
12/31/94              ( 0.72)          11.54       (5.33)     73,764       1.69            --             4.36          59
12/31/93              ( 0.80)          12.94       14.08      80,841       1.77            --             3.99          38
12/31/92              ( 0.52)          12.05        8.06      56,823       2.02            --             4.73          59
12/31/91              ( 0.57)          11.66       21.17      49,367       2.06            --             5.21          77
12/31/90              ( 0.65)          10.13        0.78      44,750       2.10            --             5.73          57

(1) Annualized
(2) Unaudited

See accompanying notes to financial statements.

   NORTHSTAR FUNDS
     FINANCIAL HIGHLIGHTS
     SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                          (logo)

                                           Net realized                 Dividends   Distributions
                  Net Asset                & unrealized      Total      declared       declared
                    Value,        Net       gain (loss)      from       from net       from net
     Period       beginning   investment        on        investment   investment      realized     Distributions
      ended       of period     income      investments   operations     income          gain        from Capital
---------------- ----------- ------------ -------------- ------------ ------------ --------------- ---------------
                                                      High Yield Fund, Class A
 6/30/98(2)        $  9.14     $  0.37       $   0.03      $   0.40     $ (0.38)           --              --
12/31/97              8.94        0.73           0.23          0.96       (0.76)           --              --
12/31/96              8.56        0.76           0.44          1.20       (0.75)           --           (0.07)
12/31/95              8.68        0.48          (0.10)         0.38       (0.50)           --              --
                                                      High Yield Fund, Class B
 6/30/98(2)           9.15        0.34           0.03          0.37       (0.35)           --              --
12/31/97              8.95        0.67           0.23          0.90       (0.70)           --              --
12/31/96              8.57        0.71           0.43          1.14       (0.69)           --           (0.07)
12/31/95              8.68        0.44          (0.09)         0.35       (0.46)           --              --
                                                      High Yield Fund, Class C
 6/30/98(2)           9.15        0.34           0.01          0.35       (0.34)           --              --
12/31/97              8.95        0.67           0.23          0.90       (0.70)           --              --
12/31/96              8.57        0.72           0.42          1.14       (0.69)           --           (0.07)
12/31/95              8.68        0.44          (0.09)         0.35       (0.46)           --              --
                                                      High Yield Fund, Class T
 6/30/98(2)           9.14        0.35           0.03          0.38       (0.36)           --              --
12/31/97              8.94        0.71           0.23          0.94       (0.74)           --              --
12/31/96              8.56        0.73           0.45          1.18       (0.73)           --           (0.07)
12/31/95              8.29        0.84           0.26          1.10       (0.83)           --              --
12/31/94              9.31        0.81          (0.99)        (0.18)      (0.83)        (0.01)             --
12/31/93              9.09        0.85           0.80          1.65       (0.83)        (0.60)             --
12/31/92              7.94        0.92           1.19          2.11       (0.94)        (0.02)             --
12/31/91              6.27        1.08           1.67          2.75       (1.08)           --              --
12/31/90              8.55        1.12          (2.30)        (1.18)      (1.10)           --              --
                                                   Strategic Income Fund, Class A
 6/30/98(2)          12.04        0.47          (0.44)         0.03       (0.47)           --              --
12/31/97             12.67        1.00          (0.69)         0.31       (0.94)           --              --
12/31/96             12.40        0.93           0.35          1.28       (1.01)           --              --
6/05/95-
12/31/95             12.24        0.63           0.13          0.76       (0.60)           --              --
                                                   Strategic Income Fund, Class B
 6/30/98(2)          12.03        0.43          (0.44)        (0.01)      (0.43)           --              --
12/31/97             12.67        0.87          (0.66)         0.21       (0.85)           --              --
12/31/96             12.39        0.85           0.36          1.21       (0.93)           --              --
6/05/95-
12/31/95             12.24        0.55           0.15          0.70       (0.55)           --              --
                                                   Strategic Income Fund, Class C
 6/30/98(2)          12.02        0.43          (0.44)        (0.01)      (0.43)           --              --
12/31/97             12.65        0.88          (0.65)         0.23       (0.86)           --              --
12/31/96             12.38        0.85           0.35          1.20       (0.93)           --              --
6/05/95-
12/31/95             12.24        0.55           0.14          0.69       (0.55)           --              --
                                                   Strategic Income Fund, Class T
 6/30/98(2)          12.04        0.45          (0.46)        (0.01)      (0.43)           --              --
12/31/97             12.67        0.94          (0.70)         0.24       (0.87)           --              --
12/31/96             12.39        0.88           0.35          1.23       (0.95)           --              --
12/31/95             11.71        0.98           0.66          1.64       (0.96)           --              --
7/01/94-
12/31/94             12.00        0.51          (0.25)         0.26       (0.49)        (0.05)          (0.01)
                                                Government Securities Fund, Class A
 6/30/98(2)           9.53        0.20           0.08          0.28       (0.32)           --              --
12/31/97              9.48        0.68             --          0.68       (0.63)           --              --
12/31/96             10.07        0.63          (0.60)         0.03       (0.62)           --              --
6/05/95-
12/31/95              9.51        0.34           0.59          0.93       (0.37)           --              --
                                                Government Securities Fund, Class B
 6/30/98(2)           9.55        0.26          (0.02)         0.24       (0.28)           --              --
12/31/97              9.48        0.52           0.11          0.63       (0.56)           --              --
12/31/96             10.07        0.57          (0.60)        (0.03)      (0.56)           --              --
6/05/95-
12/31/95              9.51        0.30           0.59          0.89       (0.33)           --              --
                                                Government Securities Fund, Class C
 6/30/98(2)           9.54        0.19           0.05          0.24       (0.28)           --              --
12/31/97              9.47        0.59           0.04          0.63       (0.56)           --              --
12/31/96             10.07        0.58          (0.62)        (0.04)      (0.56)           --              --
6/05/95-
12/31/95              9.51        0.30           0.59          0.89       (0.33)           --              --
                                                Government Securities Fund, Class T
 6/30/98(2)           9.55        0.31          (0.05)         0.26       (0.30)           --              --
12/31/97              9.48        0.57           0.10          0.67       (0.60)           --              --
12/31/96             10.07        0.60          (0.59)         0.01       (0.60)           --              --
12/31/95              8.74        0.58           1.35          1.93       (0.60)           --              --
12/31/94             10.32        0.56          (1.56)        (1.00)      (0.57)           --           (0.01)
12/31/93              9.22        0.59           1.09          1.68       (0.58)           --              --
12/31/92              8.99        0.61           0.23          0.84       (0.61)           --              --
12/31/91              8.47        0.67           0.52          1.19       (0.67)           --              --
12/31/90              8.47        0.68             --          0.68       (0.68)           --              --



                                     Net                   Net      Ratio of       Ratio of      Ratio of net
                                    Asset                Assets,    expenses       expense        investment
                                   Value,                end of    to average   reimbursement     income to
     Period           Total        end of      Total     period        net        to average       average      Portfolio
      ended       Distributions    period     Return     (000's)    assets(1)   net assets(1)   net assets(1)   turnover
---------------- --------------- ---------- ---------- ---------- ------------ --------------- --------------- ----------
 6/30/98(2)          $ (0.38)     $  9.16       4.40%   $ 22,920       1.25%           --            8.13%          87%
12/31/97               (0.76)        9.14      11.18      16,213       1.20            --            8.06          134
12/31/96               (0.82)        8.94      14.74      13,146       1.11            --            8.60          128
12/31/95               (0.50)        8.56       4.48       7,466       1.02            --            9.83          103
 6/30/98(2)            (0.35)        9.17       4.02     119,069       1.97            --            7.35           87
12/31/97               (0.70)        9.15      10.38     108,469       1.91            --            7.35          134
12/31/96               (0.76)        8.95      13.94      79,199       1.81            --            7.88          128
12/31/95               (0.46)        8.57       4.17      29,063       1.71            --            9.18          103
 6/30/98(2)            (0.34)        9.16       3.91      22,341       1.97            --            7.34           87
12/31/97               (0.70)        9.15      10.37      21,393       1.92            --            7.35          134
12/31/96               (0.76)        8.95      13.93      14,275       1.82            --            7.85          128
12/31/95               (0.46)        8.57       4.17       3,410       1.72            --            9.29          103
 6/30/98(2)            (0.36)        9.16       4.23      93,516       1.60            --            7.69           87
12/31/97               (0.74)        9.14      10.86     109,320       1.47            --            7.77          134
12/31/96               (0.80)        8.94      14.49     124,431       1.31            --            8.43          128
12/31/95               (0.83)        8.56      13.71     139,711       1.33            --            9.69          103
12/31/94               (0.84)        8.29     ( 2.18)    136,426       1.34            --            9.08           86
12/31/93               (1.43)        9.31      18.89     125,095       1.40            --            8.84          176
12/31/92               (0.96)        9.09      27.57      64,063       1.50           0.05          10.30          122
12/31/91               (1.08)        7.94      46.49      25,651       1.50           0.46          14.84           57
12/31/90               (1.10)        6.27     (14.59)     11,342       1.44           0.81          15.15          156
 6/30/98(2)            (0.47)       11.60       0.23      12,077       1.46            --            7.91          182
12/31/97               (0.94)       12.04       2.50      12,523       1.45           0.03           7.75          225
12/31/96               (1.01)       12.67      10.88      17,293       1.40           0.05           7.55          130
6/05/95-
12/31/95               (0.80)       12.40       6.40      21,790       1.36           0.07           7.03          153
 6/30/98(2)            (0.43)       11.59     ( 0.14)     26,517       2.19            --            7.14          182
12/31/97               (0.85)       12.03       1.67      29,921       2.18           0.02           7.02          225
12/31/96               (0.93)       12.67      10.18      30,733       2.10           0.09           6.82          130
6/05/95-
12/31/95               (0.55)       12.39       5.89      22,143       2.06           0.06           6.47          153
 6/30/98(2)            (0.43)       11.58     ( 0.14)      3,053       2.18            --            7.12          182
12/31/97               (0.86)       12.02       1.75       4,397       2.17           0.02           7.03          225
12/31/96               (0.93)       12.65      10.11       4,222       2.10           0.11           6.79          130
6/05/95-
12/31/95               (0.55)       12.38       5.81       2,172       2.02           0.06           6.48          153
 6/30/98(2)            (0.43)       11.60     ( 0.09)     15,679       2.12            --            7.18          182
12/31/97               (0.87)       12.04       1.89      20,172       2.03           0.05           7.17          225
12/31/96               (0.95)       12.67      10.39      27,350       1.90           0.09           7.07          130
12/31/95               (0.96)       12.39      14.54      30,228       1.90           0.28           6.86          153
7/01/94-
12/31/94               (0.55)       11.71       2.14      25,252       1.90           0.63           7.92          156
 6/30/98(2)            (0.32)        9.49       3.00      31,156       1.12            --            6.57          164
12/31/97               (0.63)        9.53       7.46       1,744       1.15           0.17           6.44          129
12/31/96               (0.62)        9.48       0.57      14,185       1.09           0.20           6.85          101
6/05/95-
12/31/95               (0.37)       10.07      10.04       3,235       1.02           0.20           6.01          295
 6/30/98(2)            (0.28)        9.51       2.60      16,881       1.91            --            5.75          164
12/31/97               (0.56)        9.55       6.93      13,503       1.89           0.17           5.50          129
12/31/96               (0.56)        9.48     ( 0.15)      9,135       1.80           0.20           6.05          101
6/05/95-
12/31/95               (0.33)       10.07       9.61       2,790       1.70           0.20           5.20          295
 6/30/98(2)            (0.28)        9.50       2.57       1,655       1.92            --            5.72          164
12/31/97               (0.56)        9.54       6.93         542       1.85           0.17           5.67          129
12/31/96               (0.56)        9.47     ( 0.21)      1,147       1.80           0.21           6.22          101
6/05/95-
12/31/95               (0.33)       10.07       9.61           8       1.68           0.20           5.28          295
 6/30/98(2)            (0.30)        9.51       2.77      53,540       1.55            --            6.12          164
12/31/97               (0.60)        9.55       7.38      89,939       1.45           0.20           5.99          129
12/31/96               (0.60)        9.48       0.32     112,126       1.30           0.21           6.37          101
12/31/95               (0.60)       10.07      22.90     150,951       1.30           0.20           6.23          295
12/31/94               (0.58)        8.74     ( 9.82)    152,608       1.29           0.20           6.00          315
12/31/93               (0.58)       10.32      18.48     184,156       1.31           0.20           5.83           81
12/31/92               (0.61)        9.22       9.77     144,144       1.39           0.20           6.81          120
12/31/91               (0.67)        8.99      14.73     121,389       1.44           0.20           7.68           87
12/31/90               (0.68)        8.47       8.57     108,420       1.43           0.20           8.23           17

(1) Annualized
(2) Unaudited

See accompanying notes to financial statements.

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


Note 1. Organization and Significant Accounting Policies


      Organization -- Northstar Growth Fund, Northstar Special Fund, Northstar Balance Sheet Opportunities Fund, Northstar High Yield Fund, Northstar Strategic Income Fund and Northstar Government Securities Fund (collectively the "Funds") are organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as diversified open-end management investment companies. Each is a separate investment company with its own investment objective and specific investment goals set forth below:


      Northstar Growth Fund ("Growth Fund") seeks to achieve long-term growth of capital by investing principally in common stocks selected for their prospects for capital appreciation.


      Northstar Special Fund ("Special Fund") seeks to achieve capital appreciation through investment in a diversified portfolio of equity securities selected for their potential for growth, primarily in small and mid-capitalization companies.


      Northstar Balance Sheet Opportunities Fund ("Balance Sheet Opportunities Fund") seeks to realize income and secondarily, capital appreciation through investments in a balance of debt securities, common and preferred stocks, and securities convertible into common stock.


      Northstar High Yield Fund ("High Yield Fund") seeks to achieve high current income primarily through investments in long and intermediate-term high yield-high risk, lower-rated and nonrated corporate debt instruments.


      Northstar Strategic Income Fund ("Strategic Income Fund") seeks to achieve high current income by allocating its investments among the following three sectors of the fixed income securities markets: debt obligations of the U.S. Government, its agencies and instrumentalities; high yield-high risk, lower-rated and nonrated U.S. and foreign fixed income securities, and investment grade debt obligations of foreign governments, their agencies and instrumentalities and obligations of supranational entities.


      Northstar Government Securities Fund ("Government Securities Fund") seeks to achieve a high level of current income and to conserve principal by investing in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.


      Security Valuation -- Equity securities are valued at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Funds. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.


      Security Transactions, Investment Income and Expenses -- Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accrued, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative net asset value.


      Distributions to Shareholders -- Dividends from net investment income are declared and paid monthly by the Government Securities, Strategic Income and High Yield Funds, declared and paid quarterly by the Balance Sheet Opportunities Fund and declared and paid annually by the Growth and Special Funds. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.


      Foreign Currency -- The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.


      Net realized gain(loss) on foreign currency transactions represent the foreign exchange: (1) gains and losses from the sale of holdings of foreign currencies, (2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.


      Forward Foreign Currency Contracts, Options and Futures -- The Funds may enter into forward foreign currency contracts ("contracts") to purchase or sell currencies at a specified rate at a future date. The Funds may enter into these contracts solely for hedging purposes.

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                          (logo)

      The Funds write and purchase put and call options on foreign currencies. The premium paid or collected by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Funds have purchased or sold expires on the stipulated expiration date, the Funds realize a gain or loss in the amount of the cost of the option.


      The amount of potential gain or loss to the Funds upon exercise of a written call option is the value (in U.S. dollars) of the currency sold, less the value of the U.S. dollars received in exchange. The amount of potential gain or loss to the Funds upon exercise of a written put option is the value (in U.S. dollars) of the currency received, less the value of the U.S. dollars paid in exchange.


      Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contract and from unanticipated movement in the value of a foreign currency relative to the U.S. dollar.


      Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.


      Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.



      Repurchase Agreements -- The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.



      Federal Income Taxes -- The Funds intend to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no Federal income tax provision or excise tax provision is required.


      Organization Expenses -- Organization expenses have been capitalized by the Funds and amortized on a straight-line basis over a 60 month period from the commencement of operations of each Fund. Costs incurred by the Strategic Income Fund in connection with its organization and its original registration amounted to $105,074.


      Management use of Estimates -- The preparation of financial statements in conformity with generally accepted accountig principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilites at the date(s) of financial statements and the reported amounts of income and expenses during the reportinfg period(s). Actual results could differ from those estimates.


Note 2. Investment Adviser, Administrator and Distributor


      Northstar Holding, Inc. (and its wholly-owned operating subsidiaries, Northstar Investment Management Corp., Northstar Distributors, Inc. and Northstar Administrator Corp.) is an indirect wholly-owned subsidiary of ReliaStar Financial Corp.


      Northstar Investment Management Corp. (the "Adviser") serves as each Fund's investment adviser. Each Fund pays the Adviser an investment advisory fee calculated at an annual rate of 0.60% of average daily net assets for High Yield Fund, 0.65% of average daily net assets for the Government Securities, Strategic Income, and Balance Sheet Opportunities Funds, and 0.75% of average daily net assets for the Growth and Special Funds. The Adviser has agreed to waive 0.15% of its advisory fee for the Government Securities Fund therefore the rate paid equals 0.50% of average daily net assets. For the six month period ended June 30, 1998, the Adviser waived $78,213 of advisory fees for the Government Securities Fund. For the six month period ended June 30, 1998, the Funds paid advisory fees to Northstar Investment Management Corp. of $3,565,171. Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, serves as subadviser to the Special Fund pursuant to a Subadvisory Agreement dated February 1, 1997, between the Adviser and Navellier. For its services, Navellier receives an annual fee equal to 0.48% of the average daily net assets of the Fund. For the six month period ended June 30, 1998, Navellier received $789,408 in subadvisory fees from the Adviser.


      Northstar Administrators Corp. (the "Administrator"), an affiliate of the Adviser, serves as administrator to the Funds pursuant to an Administrative Services Agreement. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of benefical owners of shares. For the six month period ended June 30, 1998, the Administrator earned $701,385 in administrative and account servicing fees.

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

      Northstar Distributors, Inc. (the "Distributor") an affiliate of the Adviser and the Administrator, is the distributor of each Fund's shares. Under separate Plans of Distribution pertaining to Class A, Class B, Class C, Class T and Class I shares, the Funds pay the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, Class B, Class C and Class T shares, and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and Class C shares for all Funds. Class T shares pay monthly distribution fees at an annual rate of 0.40% of average daily net assets for the Government Securities and High Yield Funds, 0.50% of average daily net assets for the Balance Sheet Opportunities Fund and 0.70% of average daily net assets for the Strategic Income, Growth and Special Funds. Class I does not pay distribution and service fees. At June 30, 1998, the Funds owed the Distributor $570,401 in service and distribution fees.

      The Distributor also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B, Class C, Class T, and Class I shares. For the year ended June 30, 1998, the Distributor earned the following amounts in sales charges:



                            Class A    Class B    Class C    Class T
                             Shares     Shares     Shares    Shares
                           --------- ----------- --------- ----------
Initial sales charges       $34,753     N/A        N/A       N/A
Contingent deferred sales
   charges                  $16,326   $796,613    $19,745   $60,836

Note 3. Purchases and Sales of Investment Securities


     The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six month period ended June 30, 1998, were as follows:



                                                            Balance Sheet                         Strategic         Government
                            Growth           Special        Opportunities       High Yield          Income          Securities
                             Fund              Fund              Fund              Fund              Fund              Fund
                        --------------   ---------------   ---------------   ---------------   ---------------   ---------------
Aggregate purchases      $34,230,873      $206,945,508       $14,951,804      $226,293,997      $108,241,056      $534,272,585
Aggregate sales          $41,846,890      $296,800,053       $18,698,975      $213,109,535      $115,651,746      $519,072,484

     U.S. Government Securities included above were as follows:

                                                Balance Sheet                      Strategic        Government
                         Growth     Special     Opportunities     High Yield        Income          Securities
                          Fund        Fund           Fund            Fund            Fund              Fund
                        --------   ---------   ---------------   ------------   --------------   ---------------
Aggregate purchases     $     0    $     0         $     0          $     0       $53,798,206      $197,164,613
Aggregate sales         $     0    $     0         $     0          $     0       $51,574,127      $164,331,467

Note 4. Portfolio Securities (Tax Basis)


     The cost of securities for federal income tax purposes and the aggregate appreciation and depreciation of securities at June 30, 1998 were as follows:



                                                  Growth         Special
                                                   Fund            Fund
                                             --------------- ---------------
Cost (tax basis)                              $148,704,526    $184,572,119
                                              ------------    ------------
Appreciated securities                          68,283,085      39,600,876
Depreciated securities                          (3,730,321)     (5,738,328)
                                              ------------    ------------
Net unrealized appreciation (depreciation)    $ 64,552,764    $ 33,862,548
                                              ------------    ------------



                                              Balance Sheet                     Strategic      Government
                                              Opportunities     High Yield       Income        Securities
                                                   Fund            Fund           Fund            Fund
                                             --------------- --------------- -------------- ---------------
Cost (tax basis)                              $ 47,213,513    $241,443,928    $ 47,953,308   $103,094,877
                                              ------------    ------------    ------------   ------------
Appreciated securities                          14,548,684       7,851,326       1,480,766      1,864,281
Depreciated securities                          (3,164,682)     (1,953,456)     (2,130,503)      (709,686)
                                              ------------    ------------    ------------   ------------
Net unrealized appreciation (depreciation)    $ 11,384,002    $  5,897,870    $   (649,737)  $  1,154,595
                                              ------------    ------------    ------------   ------------

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                          (logo)

Note 5. Capital Share Transactions


     Transactions in capital shares of each Fund for six months ended June 30, 1998, were as follows:



                                                 Growth Fund
                           -------------------------------------------------------
                                     Class A                     Class B
                           ---------------------------- --------------------------
                               Shares        Amount        Shares        Amount
                           ------------- -------------- ------------ -------------
 Shares sold                   860,768    $ 19,663,636     123,098    $2,792,434
 Reinvested dividends                0               0           0             0
 Shares redeemed              (109,864)      2,531,221     (27,186)     (620,428)
                              --------    ------------     -------    ----------
 Net increase (decrease)       750,904    $ 17,132,415      95,912    $2,172,006
                              --------    ------------     -------    ----------



                                                           Growth Fund
                           ----------------------------------------------------------------------------
                                    Class C                       Class T                  Class I
                           -------------------------- -------------------------------- ----------------
                              Shares        Amount         Shares          Amount       Shares   Amount
                           ------------ ------------- --------------- ---------------- -------- -------
 Shares sold                   64,816    $1,488,750          38,925    $     882,497      0        $0
 Reinvested dividends               0             0               0                0      0         0
 Shares redeemed              (13,371)     (311,493)     (1,084,144)     (24,527,113)     0         0
                              -------    ----------      ----------    -------------   --------    --
 Net increase (decrease)       51,445    $1,177,257      (1,045,219)   $ (23,644,616)     0        $0
                              -------    ----------      ----------    -------------   --------    --


                                                   Special Fund
                          ---------------------------------------------------------------
                                     Class A                         Class B
                          ------------------------------ --------------------------------
                              Shares         Amount           Shares          Amount
                          ------------- ---------------- --------------- ----------------
Shares sold                   289,833    $   8,624,039         354,727    $  10,359,034
Reinvested dividends                0                0               0                0
Shares redeemed              (978,519)     (28,808,326)     (1,049,382)     (30,389,314)
                             --------    -------------      ----------    -------------
Net decrease                 (688,684)   $ (20,184,287)       (694,655)   $ (20,030,280)
                             --------    -------------      ----------    -------------
                                          Balance Sheet Opportunities Fund
                          ----------------------------------------------------------------
                             Class A                                 Class B
                          ------------------------------ --------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    -------------   -------------    -------------
Shares sold                 1,507,128    $  20,288,739          58,097    $     786,885
Reinvested dividends           13,534          185,065           4,957           68,589
Shares redeemed               (25,926)        (352,671)        (49,753)        (681,990)
                          -----------    -------------   -------------    -------------
Net increase (decrease)     1,494,736    $  20,121,133          13,301    $     173,484
                          -----------    -------------   -------------    -------------
                                                  High Yield Fund
                          ----------------------------------------------------------------
                             Class A                                 Class B
                          ------------------------------ --------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    -------------   -------------    -------------
Shares sold                   943,574    $   8,685,808       1,701,257    $  15,749,014
Reinvested dividends           40,642          374,526         131,269        1,211,529
Shares redeemed              (255,126)      (2,357,278)       (698,852)      (6,471,771)
                          -----------    -------------   -------------    -------------
Net increase (decrease)       729,090    $   6,703,056       1,133,674    $  10,488,772
                          -----------    -------------   -------------    -------------
                                               Strategic Income Fund
                          ----------------------------------------------------------------
                             Class A                                 Class B
                          ------------------------------ --------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    -------------   -------------    -------------
Shares sold                   344,772    $   4,085,284         171,335    $   2,046,961
Reinvested dividends           28,807          341,145          25,594          303,152
Shares redeemed              (372,543)      (4,430,763)       (396,177)      (4,708,479)
                          -----------    -------------   -------------    -------------
Net increase (decrease)         1,036    $      (4,334)       (199,248)   $  (2,358,366)
                          -----------    -------------   -------------    -------------
                                             Government Securities Fund
                          ----------------------------------------------------------------
                             Class A                                 Class B
                          ------------------------------ --------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    -------------   -------------    -------------
Shares sold                 3,223,721    $  30,531,536         475,631    $   4,546,602
Reinvested dividends           11,497          108,980          40,375          383,376
Shares redeemed              (136,559)      (1,301,676)       (155,215)      (1,482,440)
                          -----------    -------------   -------------    -------------
Net increase (decrease)     3,098,659    $  29,338,840         360,791    $   3,447,538
                          -----------    -------------   -------------    -------------



                                                   Special Fund
                          ---------------------------------------------------------------
                                     Class C                         Class T
                          ------------------------------ --------------------------------
                              Shares         Amount           Shares          Amount
                          ------------- ---------------- --------------- ----------------
Shares sold                   177,165    $   5,218,256           4,906    $     148,539
Reinvested dividends                0                0               0                0
Shares redeemed              (586,268)     (17,033,146)       (360,438)     (10,479,276)
                             --------    -------------        --------    -------------
Net decrease                 (409,103)   $ (11,814,890)       (355,532)   $ (10,330,737)
                             --------    -------------        --------    -------------
                             Class C                                  Class T
                          ------------------------------ ---------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    -------------   -------------    -------------
Shares sold                     5,748    $      77,764          18,842    $     253,327
Reinvested dividends              888           12,296          39,659          555,125
Shares redeemed                (1,866)         (25,582)     (1,855,394)     (25,041,813)
                          -----------    -------------   -------------    -------------
Net increase (decrease)         4,770    $      64,478      (1,796,893)   $ (24,233,361)
                          -----------    -------------   -------------    -------------
                             Class C                                  Class T
                          ------------------------------ ---------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    -------------   -------------    -------------
Shares sold                   333,102    $   3,088,989          70,875    $     653,872
Reinvested dividends           22,945          211,636         229,794        2,119,125
Shares redeemed              (257,103)      (2,381,201)     (2,047,005)     (18,904,717)
                          -----------    -------------   -------------    -------------
Net increase (decrease)        98,944    $     919,424      (1,746,336)   $ (16,131,720)
                          -----------    -------------   -------------    -------------
                             Class C                                  Class T
                          ------------------------------ ---------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    -------------   -------------    -------------
Shares sold                    27,979    $     332,746           1,808    $      21,483
Reinvested dividends            3,947           46,709          28,066          332,613
Shares redeemed              (134,100)      (1,590,608)       (353,529)      (4,200,014)
                          -----------    -------------   -------------    -------------
Net increase (decrease)      (102,174)   $  (1,211,153)       (323,655)   $  (3,845,918)
                          -----------    -------------   -------------    -------------
                             Class C                                  Class T
                          ------------------------------ ---------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    -------------   -------------    -------------
Shares sold                   127,325    $   1,207,083             728    $        6955
Reinvested dividends            1,492           14,141         174,649        1,658,004
Shares redeemed               (11,348)        (108,134)     (3,963,443)     (37,652,256)
                          -----------    -------------   -------------    -------------
Net increase (decrease)       117,469    $   1,113,090      (3,788,066)   $ (35,987,297)
                          -----------    -------------   -------------    -------------

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

     Transactions in capital shares of each Fund for the twelve month period ended December 31, 1997, were as follows:

                                                  Growth Fund
                          -----------------------------------------------------------
                                      Class A                       Class B
                          -------------------------------- --------------------------
                               Shares          Amount         Shares        Amount
                          --------------- ---------------- ------------ -------------
Shares sold                   4,948,104    $  90,181,184      196,741    $4,073,833
Reinvested dividends             16,078          328,000       14,024       278,226
Shares redeemed              (4,790,196)     (92,183,541)     (39,870)     (806,346)
                             ----------    -------------      -------    ----------
Net increase (decrease)         173,986    $  (1,674,357)     170,895    $3,545,713
                             ----------    -------------      -------    ----------



                                                              Growth Fund
                          ------------------------------------------------------------------------------------
                                   Class C                      Class T                      Class I
                          -------------------------- ------------------------------ --------------------------
                             Shares        Amount        Shares         Amount         Shares       Amount
                          ------------ ------------- ------------- ---------------- ----------- --------------
Shares sold                   45,632    $   942,905      103,219    $   2,051,076    5,103,096   $ 99,644,149
Reinvested dividends           1,589         31,885      132,655        2,674,236      212,049      4,342,756
Shares redeemed              (12,677)      (268,724)    (682,339)     (13,898,169)           0              0
                             -------    -----------     --------    -------------    ---------   ------------
Net increase (decrease)       34,544    $   706,066     (446,465)   $  (9,172,857)   5,315,145   $103,986,905
                             -------    -----------     --------    -------------    ---------   ------------


                                                    Special Fund
                          -----------------------------------------------------------------
                                      Class A                          Class B
                          -------------------------------- --------------------------------
                               Shares          Amount           Shares          Amount
                          --------------- ---------------- --------------- ----------------
Shares sold                   1,364,964    $  35,499,440       2,018,199    $   52,638,926
Reinvested dividends             50,419        1,341,158          88,461         2,311,517
Shares redeemed              (1,257,205)     (33,779,086)     (1,077,764)      (28,194,293)
                             ----------    -------------      ----------    --------------
Net increase (decrease)         158,178    $   3,061,512       1,028,896    $   26,756,150
                             ----------    -------------      ----------    --------------
                                           Balance Sheet Opportunities Fund
                          ------------------------------------------------------------------
                              Class A                                  Class B
                          -------------------------------- --------------------------------
                              Shares           Amount          Shares           Amount
                          -------------    -------------   -------------    --------------
Shares sold                      18,655    $     247,494          80,799    $    1,029,162
Reinvested dividends              9,094          115,909          34,359           436,019
Shares redeemed                 (22,622)        (289,132)        (51,749)         (651,384)
                          -------------    -------------   -------------    --------------
Net increase (decrease)           5,127    $      74,271          63,409    $      813,797
                          -------------    -------------   -------------    --------------
                                                   High Yield Fund
                          ------------------------------------------------------------------
                              Class A                                  Class B
                          -------------------------------- --------------------------------
                              Shares           Amount          Shares           Amount
                          -------------    -------------   -------------    --------------
Shares sold                     673,910    $   6,107,186       4,082,034    $   36,992,626
Reinvested dividends             68,304          617,643         223,181         2,020,829
Shares redeemed                (438,817)      (3,958,008)     (1,299,119)      (11,783,138)
                          -------------    -------------   -------------    --------------
Net increase (decrease)         303,397    $   2,766,821       3,006,096    $   27,230,317
                          -------------    -------------   -------------    --------------
                                                Strategic Income Fund
                          ------------------------------------------------------------------
                              Class A                                  Class B
                          -------------------------------- --------------------------------
                              Shares           Amount          Shares           Amount
                          -------------    -------------   -------------    --------------
Shares sold                     446,966    $   5,589,832         475,283    $    5,964,807
Reinvested dividends             55,446          690,235          53,638           667,577
Shares redeemed                (827,291)     (10,431,620)       (468,589)       (5,851,465)
                          -------------    -------------   -------------    --------------
Net increase (decrease)        (324,879)   $  (4,151,553)         60,332    $      780,919
                          -------------    -------------   -------------    --------------
                                              Government Securities Fund
                          ------------------------------------------------------------------
                              Class A                                  Class B
                          -------------------------------- --------------------------------
                              Shares           Amount          Shares           Amount
                          -------------    -------------   -------------    --------------
Shares sold                      61,921    $     582,690         578,504    $    5,464,770
Reinvested dividends             39,003          361,654          56,149           526,891
Shares redeemed              (1,414,955)     (13,335,151)       (184,573)       (1,732,986)
                          -------------    -------------   -------------    --------------
Net increase (decrease)      (1,314,031)   $ (12,390,807)        450,080    $    4,258,675
                          -------------    -------------   -------------    --------------



                                                    Special Fund
                          ----------------------------------------------------------------
                                     Class C                          Class T
                          ------------------------------ ---------------------------------
                              Shares         Amount           Shares           Amount
                          ------------- ---------------- --------------- -----------------
Shares sold                   875,397    $   22,754,897         49,189     $   1,297,161
Reinvested dividends           16,358           427,279         25,930           679,363
Shares redeemed              (531,137)      (13,917,748)      (332,440)       (8,754,042)
                             --------    --------------       --------     -------------
Net increase (decrease)       360,618    $    9,264,428       (257,321)    $  (6,777,518)
                             --------    --------------       --------     -------------
                             Class C                                  Class T
                          ------------------------------ ----------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    --------------  -------------     -------------
Shares sold                    26,217    $      320,585         19,037     $     257,056
Reinvested dividends            6,029            76,490        399,395         5,088,456
Shares redeemed                (5,429)          (70,103)    (1,374,726)      (17,318,819)
                          -----------    --------------  -------------     -------------
Net increase (decrease)        26,817    $      326,972       (956,294)    $ (11,973,307)
                          -----------    --------------  -------------     -------------
                             Class C                                  Class T
                          ------------------------------ ----------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    --------------  -------------     -------------
Shares sold                 1,196,278    $   10,861,847        304,769     $   2,758,156
Reinvested dividends           30,648           277,663        552,318         4,989,424
Shares redeemed              (483,573)       (4,370,241)    (2,811,948)      (25,483,373)
                          -----------    --------------  -------------     -------------
Net increase (decrease)       743,353    $    6,769,269     (1,954,861)    $ (17,735,793)
                          -----------    --------------  -------------     -------------
                             Class C                                  Class T
                          ------------------------------ ----------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    --------------  -------------     -------------
Shares sold                   118,356    $    1,483,699         25,790     $     325,287
Reinvested dividends            7,190            89,264         66,243           825,043
Shares redeemed               (93,402)       (1,163,649)      (575,430)       (7,231,191)
                          -----------    --------------  -------------     -------------
Net increase (decrease)        32,144    $      409,314       (483,397)    $  (6,080,861)
                          -----------    --------------  -------------     -------------
                             Class C                                  Class T
                          ------------------------------ ----------------------------------
                             Shares          Amount          Shares           Amount
                          -----------    --------------  -------------     -------------
Shares sold                    68,250    $      644,001         37,047     $     353,721
Reinvested dividends              700             6,593        424,682         3,974,851
Shares redeemed              (133,228)       (1,259,675)    (2,875,090)      (26,999,184)
                          -----------    --------------  -------------     -------------
Net increase (decrease)       (64,278)   $     (609,081)    (2,413,361)    $ (22,670,612)
                          -----------    --------------  -------------     -------------

   THE NORTHSTAR FUNDS
     NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1998 (UNAUDITED)
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Note 6. Credit Risk and Defaulted Securities


      Although the Funds have a diversified portfolio, the High Yield and Strategic Income Funds had 93.3% and 64.2%, respectively, of their portfolios invested in lower rated and comparable quality unrated high yield securities. Investments in higher yield securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 1998, the Balance Sheet Opportunities and Strategic Income Funds held SA Telecommunications, Inc., security in default. In addition, the High Yield Fund held Capital Gaming International, Inc., security in bankruptcy.


      For financial reporting purposes, it is each Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted bonds for the current reporting period.

Note 7. Federal Income Tax -- Capital Loss Carryforward


      At December 31, 1997, the High Yield Fund had capital loss carryforwards expiring December 31, 2003 and 2003 of $1,889,212 and $570,896, respectively. The Government Securities Fund had capital loss carryforwards expiring December 31, 1998, 2002 and 2005 of $1,442,754, $16,737,216 and $2,339,660,
respectively. The Strategic Income Fund had capital loss carryforwards expiring December 31, 2002 and 2003 of $640,074 and $1,301,325, respectively.


Note 8. Compensating Balance Arrangement


      The Funds have an informal compensating balance arrangement with the Custodian whereby the Funds may have overdrafts in their respective accounts and have no interest assessed on the overdrafts. In return, the Funds are required to maintain positive balances to offset negative balances. The required deposits are calculated by dividing the overdrawn amounts by 0.90. At June 30, 1998, the Funds did not have any compensating balances.

                      [NORTHSTAR FUNDS LOGO APPEARS HERE]